UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch SmallCap Index Fund of Merrill Lynch Index
              Funds, Inc.
              Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch Small Cap Index Fund
Schedule of Investments as of March 31, 2006

                                                Beneficial
                                                  Interest  Mutual Funds                                               Value
--------------------------------------------------------------------------------------------------------------------------------
                                              $ 60,036,635  Master Small Cap Index Series                          $ 130,887,260
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $90,274,935) - 100.0%          130,887,260

                                                            Liabilities in Excess of Other Assets - (0.0%)               (50,373)
                                                                                                                   -------------
                                                            Net Assets - 100.0%                                    $ 130,836,887
                                                                                                                   =============

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                         12,035  Advo, Inc.                                             $     385,120
                                                    17,400  aQuantive, Inc. (a)                                          409,596
                                                    13,800  Catalina Marketing Corp.                                     318,780
                                                    10,400  Greenfield Online, Inc. (a)                                   62,296
                                                     4,700  Marchex, Inc. Class B (a)(e)                                 101,050
                                                    14,800  Valassis Communications, Inc. (a)                            434,676
                                                    26,600  ValueClick, Inc. (a)                                         450,072
                                                     6,900  Ventiv Health, Inc. (a)                                      229,218
                                                                                                                   -------------
                                                                                                                       2,390,808
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                                     1,700  ARGON ST, Inc. (a)                                            57,001
                                                     7,134  Curtiss-Wright Corp.                                         472,271
                                                     8,126  Heico Corp.                                                  257,513
                                                     5,000  K&F Industries Holdings, Inc. (a)                             83,000
                                                     4,100  MTC Technologies, Inc. (a)                                   114,759
                                                    10,513  Moog, Inc. Class A (a)                                       373,106
                                                    15,335  Orbital Sciences Corp. (a)                                   242,600
                                                    10,134  Teledyne Technologies, Inc. (a)                              360,770
                                                     3,700  United Industrial Corp.                                      225,441
                                                                                                                   -------------
                                                                                                                       2,186,461
--------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%               1,000  The Andersons, Inc.                                          211,221
                                                    14,328  Alico, Inc.                                                   45,440
                                                    16,900  Delta & Pine Land Co. (e)                                    432,132
                                                     2,700  Gold Kist, Inc. (a)                                          213,616
                                                                                                                   -------------
                                                                                                                         902,409
--------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                10,668  AAR Corp. (a)                                                303,825
                                                    13,900  ABX Air, Inc. (a)                                             94,659
                                                    25,120  Airtran Holdings, Inc. (a)                                   454,923
                                                    10,099  Alaska Air Group, Inc. (a)                                   358,010
                                                     9,300  Aviall, Inc. (a)                                             354,144
                                                     6,585  Bristow Group, Inc. (a)                                      203,476
                                                    28,780  Continental Airlines, Inc. Class B (a)                       774,182
                                                    10,095  EGL, Inc. (a)                                                454,275
                                                    10,200  ExpressJet Holdings, Inc. (a)                                 75,888
                                                    11,255  Frontier Airlines, Inc. (a)                                   86,664
                                                       100  MAIR Holdings, Inc. (a)                                          468
                                                    10,856  Mesa Air Group, Inc. (a)                                     124,193
                                                     9,600  Pinnacle Airlines Corp. (a)                                   63,936
                                                     2,600  Republic Airways Holdings, Inc. (a)                           38,506
                                                    18,000  SkyWest, Inc.                                                526,860
                                                     5,200  World Air Holdings, Inc. (a)                                  51,064
                                                                                                                   -------------
                                                                                                                       3,965,073
--------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                      8,600  Aleris International, Inc. (a)                               413,402
                                                     8,302  Century Aluminum Co. (a)                                     352,420
                                                                                                                   -------------
                                                                                                                         765,822
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                      8,143  Aftermarket Technology Corp. (a)                             184,113
                                                     5,450  Commercial Vehicle Group, Inc. (a)                           104,695
                                                     6,500  Keystone Automotive Industries, Inc. (a)                     274,365
                                                       900  R&B, Inc. (a)                                                  9,225

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     3,100  Standard Motor Products, Inc.                          $      27,528
                                                     4,199  Superior Industries International, Inc. (g)(e)                81,293
                                                                                                                   -------------
                                                                                                                         681,219
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%               16,600  American Axle & Manufacturing Holdings, Inc.                 284,358
                                                    20,700  ArvinMeritor, Inc.                                           308,637
                                                    16,300  Hayes Lemmerz International, Inc. (a)                         44,499
                                                     3,100  Noble International Ltd.                                      52,483
                                                    23,000  Quantum Fuel Systems Technologies
                                                            Worldwide, Inc. (a)(e)                                        82,340
                                                     2,173  Sauer-Danfoss, Inc.                                           49,870
                                                       800  Strattec Security Corp. (a)                                   29,832
                                                    12,400  Tenneco, Inc. (a)                                            268,956
                                                    37,200  Visteon Corp. (a)                                            171,120
                                                                                                                   -------------
                                                                                                                       1,292,095
--------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                          1,100  Accuride Corp. (a)                                            12,650
                                                    13,594  Modine Manufacturing Co.                                     401,023
                                                     8,745  Wabash National Corp.                                        172,714
                                                                                                                   -------------
                                                                                                                         586,387
--------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                          6,000  Signature Bank (a)                                           195,540
--------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 5.1%                  3,340  1st Source Corp.                                             100,133
                                                     3,621  Alabama National Bancorporation                              247,676
                                                     7,818  Amcore Financial, Inc.                                       247,205
                                                     4,850  AmericanWest Bancorp (a)                                     128,379
                                                     3,400  Ameris Bancorp                                                79,084
                                                     1,400  Ames National Corp.                                           33,670
                                                     2,604  Arrow Financial Corp.                                         71,350
                                                       900  The Banc Corp. (a)                                            10,665
                                                     1,100  BancTrust Financial Group, Inc.                               24,365
                                                     3,490  Bancfirst Corp.                                              152,164
                                                     2,615  The Bancorp Inc. (a)                                          64,198
                                                    23,000  Bancorpsouth, Inc.                                           552,230
                                                     3,786  Bank of Granite Corp.                                         76,742
                                                     2,900  Bank of the Ozarks, Inc.                                     105,850
                                                     7,400  BankFinancial Corp. (a)                                      117,808
                                                     2,913  Banner Corp.                                                  99,042
                                                    12,833  Boston Private Financial Holdings, Inc.                      433,627
                                                    16,050  CVB Financial Corp.                                          274,455
                                                     1,500  Camden National Corp.                                         57,600
                                                     3,021  Capital City Bank Group, Inc.                                107,396
                                                     2,600  Capital Corp. of the West                                     95,472
                                                     2,900  Capital Crossing Bank (a)                                     92,394
                                                     2,500  Capitol Bancorp Ltd.                                         116,875
                                                    11,300  Cardinal Financial Corp.                                     152,889
                                                     5,000  Cascade Bancorp                                              146,350
                                                    14,444  Cathay General Bancorp                                       543,672
                                                    18,200  Centennial Bank Holdings, Inc. (a)                           212,940
                                                     4,800  Center Financial Corp.                                       116,304
                                                     8,848  Central Pacific Financial Corp.                              324,899
                                                     6,948  Chemical Financial Corp.                                     224,490
                                                    13,082  Chittenden Corp.                                             378,985
                                                     1,516  Citizens & Northern Corp.                                     36,687

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    15,700  Citizens Banking Corp.                                 $     421,545
                                                     6,693  City Holding Co.                                             246,235
                                                     2,199  CityBank                                                     101,660
                                                     1,700  Clifton Savings Bancorp, Inc.                                 18,173
                                                     3,726  CoBiz, Inc.                                                   76,756
                                                       500  Colony Bankcorp, Inc.                                         11,020
                                                     6,041  Columbia Banking System, Inc.                                202,132
                                                       500  Commercial Bankshares, Inc.                                   17,640
                                                     2,800  Community Bancorp (a)                                         86,716
                                                    12,900  Community Bank System, Inc.                                  288,057
                                                     5,142  Community Banks, Inc.                                        146,341
                                                     3,423  Community Trust Bancorp, Inc.                                116,040
                                                     7,052  Corus Bankshares, Inc. (e)                                   419,171
                                                    31,600  Doral Financial Corp.                                        364,980
                                                       700  Enterprise Financial Services Corp.                           19,173
                                                     1,500  EuroBancshares, Inc. (a)                                      17,685
                                                     1,800  FNB Corporation                                               61,164
                                                     1,685  Farmers Capital Bank Corp.                                    54,072
                                                     1,600  Financial Institutions, Inc.                                  30,224
                                                    17,600  First BanCorp.                                               217,536
                                                     2,836  First Bancorp                                                 63,470
                                                     3,814  First Busey Corp.                                             80,475
                                                     8,423  First Charter Corp.                                          208,048
                                                     1,747  First Citizens BancShares, Inc. Class A                      337,171
                                                    19,440  First Commonwealth Financial Corp.                           284,990
                                                     5,900  First Community Bancorp, Inc.                                340,194
                                                     2,694  First Community Bancshares, Inc.                              86,154
                                                     9,387  First Financial Bancorp                                      156,200
                                                     5,053  First Financial Bankshares, Inc.                             193,530
                                                     4,044  First Financial Corp.                                        120,511
                                                     8,646  First Merchants Corp.                                        229,292
                                                    16,600  First Midwest Bancorp, Inc.                                  607,062
                                                     1,050  First Oak Brook Bancshares, Inc.                              28,088
                                                     1,200  First Regional Bancorp (a)                                   106,956
                                                       400  First South Bancorp, Inc.                                     15,148
                                                     7,200  First State Bancorporation                                   191,232
                                                     8,600  Franklin Bank Corp. (a)                                      165,378
                                                     6,511  Frontier Financial Corp.                                     215,123
                                                     2,100  GB&T Bancshares, Inc.                                         46,935
                                                     8,143  Glacier Bancorp, Inc.                                        252,840
                                                    16,422  Gold Banc Corp., Inc.                                        300,851
                                                    19,000  Greater Bay Bancorp                                          527,060
                                                     4,800  Greene County Bancshares, Inc.                               140,208
                                                     6,854  Hancock Holding Co.                                          318,848
                                                    16,504  Hanmi Financial Corp.                                        298,062
                                                     8,078  Harleysville National Corp.                                  183,694
                                                     2,800  Heartland Financial USA, Inc.                                 66,080
                                                     5,700  Heritage Commerce Corp.                                      142,500
                                                        18  Huntington Bancshares, Inc.                                      434
                                                     4,245  Independent Bank Corp./MA                                    136,477
                                                     8,205  Independent Bank Corp./MI                                    233,432

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,474  Integra Bank Corp.                                     $     102,276
                                                     4,600  Interchange Financial Services Corp.                          87,400
                                                    15,500  Investors Bancorp, Inc. (a)                                  216,070
                                                     4,948  Irwin Financial Corp.                                         95,645
                                                     3,997  Lakeland Bancorp, Inc.                                        62,193
                                                     1,600  Lakeland Financial Corp.                                      74,800
                                                     6,550  MB Financial, Inc.                                           231,870
                                                     3,277  MBT Financial Corp.                                           55,054
                                                     2,878  Macatawa Bank Corp.                                          109,105
                                                     4,156  Main Street Banks, Inc.                                      107,557
                                                     5,966  MainSource Financial Group, Inc.                             112,757
                                                     4,029  Mercantile Bank Corp.                                        157,534
                                                         1  Mercantile Bankshares Corp.                                       38
                                                     7,150  Mid-State Bancshares                                         210,425
                                                     1,480  Midwest Banc Holdings, Inc.                                   38,391
                                                     1,929  NBC Capital Corp.                                             44,232
                                                     9,013  NBT Bancorp, Inc.                                            209,552
                                                     6,700  Nara Bancorp, Inc.                                           117,585
                                                    11,677  National Penn Bancshares, Inc.                               248,487
                                                     1,100  Northern Empire Bancshares (a)                                27,775
                                                    20,495  Old National Bancorp                                         443,512
                                                     5,476  Old Second Bancorp, Inc.                                     179,777
                                                     2,441  Omega Financial Corp.                                         82,652
                                                     8,718  Oriental Financial Group                                     125,975
                                                    16,562  Pacific Capital Bancorp                                      560,458
                                                     3,515  Park National Corp.                                          374,348
                                                     2,098  Peapack Gladstone Financial Corp.                             53,730
                                                       200  Pennsylvania Commerce Bancorp, Inc. (a)                        6,030
                                                     4,010  Peoples Bancorp, Inc.                                        120,300
                                                     4,100  Pinnacle Financial Partners, Inc. (a)                        112,504
                                                     5,700  Piper Jaffray Cos. (a)                                       313,500
                                                     4,850  Placer Sierra Bancshares                                     138,468
                                                       400  Preferred Bank                                                20,196
                                                     1,600  Premierwest Bancorp                                           29,520
                                                     6,296  PrivateBancorp, Inc.                                         261,221
                                                     4,300  Prosperity Bancshares, Inc.                                  129,903
                                                    12,524  Provident Bankshares Corp.                                   456,500
                                                     5,411  R-G Financial Corp. Class B                                   68,503
                                                     2,332  Renasant Corp.                                                86,144
                                                    30,359  Republic Bancorp, Inc.                                       365,522
                                                     2,633  Republic Bancorp, Inc. Class A                                53,511
                                                     1,270  Royal Bancshares of Pennsylvania Class A                      31,140
                                                     7,263  S&T Bancorp, Inc.                                            265,681
                                                     2,346  SCBT Financial Corp.                                          82,298
                                                    12,800  SVB Financial Group (a)                                      679,040
                                                     2,600  SY Bancorp, Inc.                                              68,692
                                                     4,114  Sandy Spring Bancorp, Inc.                                   156,291
                                                     1,503  Santander BanCorp                                             38,176
                                                     3,258  Seacoast Banking Corp. of Florida                             94,840
                                                     1,300  Security Bank Corp.                                           32,851
                                                       100  Sierra Bancorp                                                 2,576

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,100  Simmons First National Corp. Class A                   $     122,016
                                                     2,923  Southside Bancshares, Inc.                                    59,132
                                                     7,300  Southwest Bancorp, Inc.                                      162,352
                                                     2,501  State Bancorp, Inc.                                           38,240
                                                    18,676  Sterling Bancshares, Inc.                                    337,102
                                                     8,002  Sterling Financial Corp.                                     174,764
                                                     3,200  Suffolk Bancorp                                              111,040
                                                     1,000  Summit Bancshares, Inc.                                       19,270
                                                       400  Summit Financial Group, Inc.                                   8,008
                                                     5,457  Sun Bancorp, Inc. (a)                                        106,412
                                                    15,816  Susquehanna Bancshares, Inc.                                 407,578
                                                         0  TD Banknorth, Inc.                                                 7
                                                       200  Taylor Capital Group, Inc.                                     7,838
                                                     8,761  Texas Capital Bancshares, Inc. (a)                           210,264
                                                    16,914  Texas Regional Bancshares, Inc. Class A                      498,782
                                                     2,582  Tompkins Trustco, Inc.                                       124,323
                                                     3,200  Trico Bancshares                                              90,624
                                                    20,861  TrustCo Bank Corp. NY                                        253,878
                                                    12,627  Trustmark Corp.                                              399,518
                                                    33,300  UCBH Holdings, Inc.                                          630,036
                                                     3,976  UMB Financial Corp.                                          279,234
                                                     3,296  USB Holding Co., Inc.                                         75,610
                                                    16,150  Umpqua Holdings Corp.                                        460,275
                                                     2,400  Union Bankshares Corp.                                       109,704
                                                    12,100  United Bankshares, Inc.                                      463,067
                                                     8,500  United Community Banks, Inc.                                 239,275
                                                       600  United Security Bancshares                                    15,960
                                                     2,650  Univest Corp. of Pennsylvania                                 67,469
                                                     4,600  Vineyard National Bancorp                                    134,780
                                                     2,712  Virginia Commerce Bancorp (a)                                 97,496
                                                     2,000  Virginia Financial Group, Inc.                                80,040
                                                     4,000  Washington Trust Bancorp, Inc.                               112,280
                                                     8,363  WesBanco, Inc.                                               274,390
                                                     4,390  West Bancorporation, Inc.                                     87,054
                                                     4,100  West Coast Bancorp                                           114,595
                                                    11,683  Westamerica Bancorporation                                   606,581
                                                     1,820  Western Sierra Bancorp                                        82,519
                                                     4,200  Wilshire Bancorp, Inc.                                        78,078
                                                     8,800  Wintrust Financial Corp.                                     511,896
                                                     3,400  Yardville National Bancorp                                   125,120
                                                                                                                   -------------
                                                                                                                      29,937,571
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                  4,500  Boston Beer Co., Inc. Class A (a)                            117,045
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                           887  Coca-Cola Bottling Co. Consolidated                           40,802
                                                     1,610  Farmer Bros. Co.                                              35,903
                                                       600  Green Mountain Coffee Roasters, Inc. (a)                      23,832
                                                     5,400  Hansen Natural Corp. (a)(e)                                  679,374
                                                     2,190  National Beverage Corp.                                       25,338
                                                     4,000  Peet's Coffee & Tea, Inc. (a)                                120,000
                                                                                                                   -------------
                                                                                                                         925,249
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 1.8%          34,300  Aastrom Biosciences, Inc. (a)(e)                       $      69,286
                                                    26,800  Abgenix, Inc. (a)                                            603,000
                                                     8,700  Acadia Pharmaceuticals, Inc. (a)                             139,026
                                                     8,387  Albany Molecular Research, Inc. (a)                           85,212
                                                    11,180  Alexion Pharmaceuticals, Inc. (a)                            395,996
                                                     8,313  Antigenics, Inc. (a)(e)                                       22,778
                                                    20,600  Applera Corp. - Celera Genomics Group (a)                    240,814
                                                    13,600  Arena Pharmaceuticals, Inc. (a)                              246,296
                                                    16,219  Ariad Pharmaceuticals, Inc. (a)                              106,721
                                                    13,000  Arqule, Inc. (a)                                              74,620
                                                     5,300  Array Biopharma, Inc. (a)                                     48,442
                                                     6,320  Arthrocare Corp. (a)                                         302,222
                                                     7,500  Barrier Therapeutics, Inc. (a)                                72,600
                                                     8,600  Bioenvision, Inc. (a)                                         61,318
                                                     3,800  Caliper Life Sciences, Inc. (a)                               24,320
                                                    17,924  Cell Genesys, Inc. (a)(e)                                    143,033
                                                     8,531  Cell Therapeutics, Inc. (a)(e)                                16,294
                                                     2,100  Coley Pharmaceutical Group, Inc. (a)                          31,815
                                                     2,100  Cotherix, Inc. (a)                                            19,194
                                                    16,967  Cubist Pharmaceuticals, Inc. (a)                             389,732
                                                    12,100  CuraGen Corp. (a)                                             60,621
                                                     9,000  Curis, Inc. (a)                                               21,420
                                                     8,400  Cypress Bioscience, Inc. (a)                                  53,172
                                                     4,324  Digene Corp. (a)                                             169,068
                                                    14,800  Discovery Laboratories, Inc. (a)                             108,484
                                                     6,378  Diversa Corp. (a)                                             58,103
                                                     9,500  Dov Pharmaceutical, Inc. (a)                                 151,810
                                                    15,000  deCODE genetics, Inc. (a)                                    130,050
                                                    16,396  Encysive Pharmaceuticals, Inc. (a)                            80,176
                                                    16,000  Enzon Pharmaceuticals, Inc. (a)                              129,600
                                                    22,318  Exelixis, Inc. (a)                                           268,039
                                                    10,300  Genitope Corp. (a)                                            89,610
                                                     4,100  Genomic Health, Inc. (a)                                      42,517
                                                    15,629  Geron Corp. (a)(e)                                           129,877
                                                    44,900  Human Genome Sciences, Inc. (a)                              488,063
                                                    22,500  ICOS Corp. (a)                                               496,125
                                                     2,900  Idenix Pharmaceuticals Inc. (a)                               39,353
                                                    28,624  Incyte Corp. (a)                                             172,316
                                                     7,800  Integra LifeSciences Holdings Corp. (a)                      319,644
                                                    10,614  InterMune, Inc. (a)(e)                                       196,784
                                                    10,000  Introgen Therapeutics, Inc. (a)(e)                            53,100
                                                     5,100  Kensey Nash Corp. (a)                                        145,860
                                                     9,800  Keryx Biopharmaceuticals, Inc. (a)                           187,278
                                                    17,205  Lexicon Genetics, Inc. (a)                                    95,316
                                                     9,850  MannKind Corp. (a)(e)                                        201,334
                                                       300  Marshall Edwards, Inc. (a)                                     1,674
                                                     8,600  Martek Biosciences Corp. (a)(e)                              282,338
                                                     6,301  Maxygen, Inc. (a)                                             52,172
                                                     3,400  Momenta Pharmaceuticals Inc. (a)                              66,844
                                                    26,800  Monogram Biosciences, Inc. (a)                                49,312
                                                     5,600  Myogen, Inc. (a)                                             202,888

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    10,100  Myriad Genetics, Inc. (a)                              $     263,509
                                                    16,923  NPS Pharmaceuticals, Inc. (a)                                144,522
                                                    28,454  Nabi Biopharmaceuticals (a)                                  160,481
                                                    18,200  Nanogen, Inc. (a)(e)                                          54,964
                                                     6,300  Nastech Pharmaceutical Co., Inc. (a)                         113,400
                                                    12,600  Neurocrine Biosciences, Inc. (a)                             813,204
                                                     5,100  Neurogen Corp. (a)                                            31,569
                                                     6,400  Northfield Laboratories, Inc. (a)(e)                          64,000
                                                    16,000  Nuvelo, Inc. (a)                                             285,120
                                                     5,000  Orchid Cellmark, Inc. (a)                                     28,700
                                                     4,200  PRA International Inc. (a)                                   104,118
                                                     7,900  Progenics Pharmaceuticals, Inc. (a)                          209,271
                                                    11,770  Rigel Pharmaceuticals, Inc. (a)                              135,237
                                                    25,300  Savient Pharmaceuticals, Inc. (a)                            134,849
                                                     7,200  Seattle Genetics, Inc. (a)                                    37,152
                                                    13,772  Serologicals Corp. (a)                                       336,863
                                                    23,400  StemCells, Inc. (a)(e)                                        83,772
                                                     7,645  Tanox, Inc. (a)                                              148,466
                                                    15,532  Telik, Inc. (a)(e)                                           300,700
                                                       900  Tercica, Inc. (a)                                              6,030
                                                     3,138  Trimeris, Inc. (a)                                            42,394
                                                     4,100  ViaCell, Inc. (a)                                             22,591
                                                    12,300  Zymogenetics, Inc. (a)                                       265,926
                                                                                                                   -------------
                                                                                                                      11,422,505
--------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                            2,400  Ameron International Corp.                                   175,752
                                                     2,700  BlueLinx Holdings, Inc.                                       43,200
                                                    10,300  Building Material Holding Corp.                              367,092
                                                     1,500  Huttig Building Products, Inc. (a)                            13,965
                                                     3,112  LSI Industries, Inc.                                          53,028
                                                     7,968  NCI Building Systems, Inc. (a)                               476,247
                                                    11,132  Simpson Manufacturing Co., Inc.                              482,016
                                                     8,145  Texas Industries, Inc.                                       492,691
                                                     4,409  Trex Co., Inc. (a)(e)                                        139,765
                                                     7,665  Watsco, Inc.                                                 544,598
                                                     6,100  Zoltek Cos., Inc. (a)(e)                                     139,446
                                                                                                                   -------------
                                                                                                                       2,927,800
--------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.1%                   15,835  Lennox International, Inc.                                   472,833
--------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                             18,934  Eagle Materials, Inc.                                      1,207,232
--------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                  1,700  Aaon, Inc.                                                    40,647
                                                     3,500  Interline Brands, Inc. (a)                                    88,305
                                                    19,550  Jacuzzi Brands, Inc. (a)                                     192,177
                                                                                                                   -------------
                                                                                                                         321,129
--------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                       3,800  Builders FirstSource, Inc. (a)                                86,298
                                                     8,600  Comfort Systems USA, Inc.                                    116,100
                                                     4,200  Drew Industries, Inc. (a)                                    149,310
                                                    10,347  Griffon Corp. (a)                                            257,019
                                                                                                                   -------------
                                                                                                                         608,727
--------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                 7,100  Beacon Roofing Supply, Inc. (a)                              288,544
                                                     6,251  ElkCorp                                                      210,971
                                                                                                                   -------------
                                                                                                                         499,515
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.0%                    87,700  Charter Communications, Inc. Class A (a)(e)            $      95,593
                                                     5,198  Crown Media Holdings, Inc. Class A (a)                        32,955
                                                    19,794  TiVo, Inc. (a)(e)                                            143,111
                                                                                                                   -------------
                                                                                                                         271,659
--------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.4%                            7,600  Ameristar Casinos, Inc.                                      196,004
                                                    10,491  Aztar Corp. (a)                                              440,517
                                                    14,100  Bally Technologies, Inc. (a)                                 239,559
                                                     1,532  Churchill Downs, Inc.                                         58,706
                                                     2,670  Dover Downs Gaming & Entertainment, Inc.                      58,099
                                                     6,275  Isle of Capri Casinos, Inc. (a)                              208,832
                                                     9,900  MTR Gaming Group, Inc. (a)                                   101,970
                                                    10,874  Magna Entertainment Corp. Class A (a)(e)                      73,834
                                                    12,400  Mikohn Gaming Corp. (a)                                      118,668
                                                     1,500  Monarch Casino & Resort, Inc. (a)                             42,585
                                                     8,500  Multimedia Games, Inc. (a)(e)                                126,480
                                                    16,864  Pinnacle Entertainment, Inc. (a)                             475,059
                                                     1,500  Riviera Holdings Corp. (a)                                    25,275
                                                    13,400  Shuffle Master, Inc. (a)(e)                                  478,916
                                                     5,912  WMS Industries, Inc. (a)                                     177,951
                                                                                                                   -------------
                                                                                                                       2,822,455
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                     2,800  American Vanguard Corp.                                       85,540
                                                     5,956  Arch Chemicals, Inc.                                         181,062
                                                     1,700  Balchem Corp.                                                 39,219
                                                    16,500  CF Industries Holdings, Inc.                                 280,335
                                                     9,800  Cabot Microelectronics Corp. (a)                             363,580
                                                    17,301  Calgon Carbon Corp.                                          106,401
                                                     8,485  Cambrex Corp.                                                165,797
                                                    12,500  EnerSys (a)                                                  172,500
                                                     7,264  Energy Conversion Devices, Inc. (a)(e)                       357,243
                                                     9,337  Georgia Gulf Corp.                                           242,669
                                                    36,100  Hercules, Inc. (a)                                           498,180
                                                     3,300  Innospec, Inc.                                                84,579
                                                     7,967  MacDermid, Inc.                                              256,139
                                                     5,341  Medis Technologies Ltd. (a)(e)                               124,606
                                                     2,434  NL Industries, Inc.                                           25,873
                                                     4,000  NewMarket Corp.                                              190,360
                                                     4,465  Nuco2, Inc. (a)                                              141,719
                                                     8,800  OM Group, Inc. (a)                                           202,400
                                                     4,900  Pioneer Cos., Inc. (a)                                       149,450
                                                    27,367  PolyOne Corp. (a)                                            255,060
                                                     6,100  Rockwood Holdings, Inc. (a)                                  140,422
                                                    12,606  Schulman A, Inc.                                             311,999
                                                     9,600  Senomyx, Inc. (a)                                            158,016
                                                     1,455  Stepan Co.                                                    42,995
                                                     9,400  Tronox, Inc. Class A                                         159,424
                                                    11,200  UAP Holding Corp.                                            240,800
                                                     8,000  Ultralife Batteries, Inc. (a)                                102,800
                                                    11,600  Valence Technology, Inc. (a)(e)                               28,536
                                                    22,300  WR Grace & Co. (a)                                           296,590
                                                     2,850  Westlake Chemical Corp.                                       98,468
                                                                                                                   -------------
                                                                                                                       5,502,762
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                          8,100  Alpha Natural Resources, Inc. (a)                      $     187,434
                                                     6,500  Foundation Coal Holdings, Inc.                               267,410
                                                     4,800  James River Coal Co. (a)                                     163,056
                                                                                                                   -------------
                                                                                                                         617,900
--------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.1%               8,458  Arbitron, Inc.                                               286,050
                                                   136,900  CMGI, Inc. (a)                                               202,612
                                                    12,461  infoUSA, Inc.                                                161,744
                                                     6,100  LECG Corp. (a)                                               117,547
                                                     6,974  ProQuest Co. (a)                                             149,174
                                                     7,153  Sourcecorp (a)                                               172,459
                                                                                                                   -------------
                                                                                                                       1,089,586
--------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                       20,200  Entravision Communications Corp. Class A (a)                 185,032
                                                    70,500  Gemstar-TV Guide International, Inc. (a)                     217,845
                                                                                                                   -------------
                                                                                                                         402,877
--------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.3%                   132,100  3Com Corp. (a)                                               676,352
                                                    23,100  Adtran, Inc.                                                 604,758
                                                    19,400  Airspan Networks, Inc. (a)                                   130,950
                                                     6,822  Anaren, Inc. (a)                                             132,824
                                                     8,572  Anixter International, Inc.                                  409,570
                                                    13,100  Atheros Communications Inc. (a)                              343,089
                                                    17,200  Avocent Corp. (a)                                            545,928
                                                     2,959  Bel Fuse, Inc.                                               103,654
                                                     5,888  Black Box Corp.                                              282,918
                                                    24,550  Broadwing Corp. (a)(e)                                       361,867
                                                    77,800  Brocade Communications Systems, Inc. (a)                     519,704
                                                    18,500  CSG Systems International Inc. (a)                           430,310
                                                     1,572  Catapult Communications Corp. (a)                             20,908
                                                   186,200  Ciena Corp. (a)                                              970,102
                                                       133  ClearOne Communications Inc. (a)                                 479
                                                    15,688  CommScope, Inc. (a)                                          447,892
                                                     5,725  Comtech Telecommunications Corp. (a)                         166,998
                                                         8  CycleLogic, Inc. (a)                                               0
                                                     9,600  Digi International, Inc. (a)                                 112,032
                                                    11,200  Ditech Communications Corp. (a)                              117,040
                                                     8,313  Echelon Corp. (a)                                             78,475
                                                    29,400  Entrust, Inc. (a)                                            132,300
                                                    46,600  Extreme Networks Inc. (a)                                    233,932
                                                    54,700  Finisar Corp. (a)                                            270,765
                                                    35,800  Foundry Networks, Inc. (a)                                   650,128
                                                    25,600  Glenayre Technologies, Inc. (a)                              134,400
                                                    22,396  Harmonic, Inc. (a)                                           142,662
                                                     9,600  InPhonic, Inc. (a)(e)                                         67,104
                                                     7,877  Inter-Tel, Inc.                                              168,883
                                                    10,500  InterVoice, Inc. (a)                                          90,405
                                                     8,729  Ixia (a)                                                     124,476
                                                     6,300  j2 Global Communications, Inc. (a)(e)                        296,100
                                                    11,800  Netgear, Inc. (a)                                            224,318
                                                    12,200  Novatel Wireless, Inc. (a)                                   109,190
                                                     7,202  Oplink Communications, Inc. (a)                              124,883
                                                     4,183  Optical Communication Products, Inc. (a)                      12,884
                                                    15,500  Redback Networks, Inc. (a)                                   336,195

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,108  Seachange International, Inc. (a)                      $      94,079
                                                    13,738  Secure Computing Corp. (a)                                   158,537
                                                    74,000  Sonus Networks, Inc. (a)                                     405,520
                                                     7,410  Standard Microsystems Corp. (a)                              192,512
                                                    48,900  Sycamore Networks, Inc. (a)                                  229,830
                                                     4,800  Syniverse Holdings, Inc. (a)                                  75,840
                                                    73,700  TIBCO Software, Inc. (a)                                     616,132
                                                    10,620  Talx Corp.                                                   302,458
                                                    15,500  Tekelec (a)                                                  214,365
                                                    13,400  Telkonet, Inc. (a)(e)                                         56,950
                                                     7,430  Terremark Worldwide, Inc. (a)                                 63,155
                                                     2,540  Ulticom, Inc. (a)                                             27,305
                                                    32,600  UTStarcom, Inc. (a)                                          205,054
                                                     6,001  Viasat, Inc. (a)                                             171,929
                                                    12,331  WebEx Communications, Inc. (a)                               415,185
                                                    14,900  Westell Technologies, Inc. Class A (a)                        60,643
                                                    23,775  Zhone Technologies, Inc. (a)(e)                               63,242
                                                                                                                   -------------
                                                                                                                      12,927,211
--------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 3.2%         19,500  AMICAS, Inc. (a)                                              92,040
                                                    30,800  Acxiom Corp.                                                 795,872
                                                    19,802  Agile Software Corp. (a)                                     151,089
                                                     8,300  Altiris, Inc. (a)                                            182,683
                                                     3,800  American Reprographics Co. (a)                               131,822
                                                       900  Ansoft Corp. (a)                                              37,521
                                                    11,632  Ansys, Inc. (a)                                              629,873
                                                     7,800  Anteon International Corp. (a)                               425,568
                                                    12,100  Applied Digital Solutions, Inc. (a)                           34,848
                                                    27,080  Ariba, Inc. (a)                                              264,842
                                                    13,497  AsiaInfo Holdings, Inc. (a)                                   67,485
                                                    14,908  Aspen Technology, Inc. (a)                                   188,586
                                                     7,700  Audible, Inc. (a)(e)                                          80,927
                                                    52,000  BearingPoint, Inc. (a)                                       441,480
                                                       926  Blackbaud, Inc.                                               19,622
                                                     7,100  Blackboard, Inc. (a)                                         201,711
                                                     2,600  Blue Coat Systems, Inc. (a)                                   56,524
                                                    24,867  Borland Software Corp. (a)                                   134,282
                                                     8,800  Bottomline Technologies, Inc. (a)                            120,824
                                                     2,400  COMSYS IT Partners, Inc. (a)                                  26,136
                                                    15,102  Ciber, Inc. (a)                                               96,351
                                                     3,900  Click Commerce, Inc. (a)(e)                                   93,366
                                                     7,400  Concur Technologies, Inc. (a)                                137,122
                                                     2,000  Constellation 3D, Inc. (a)                                         0
                                                     7,700  Covansys Corp. (a)                                           132,363
                                                    12,064  Dendrite International, Inc. (a)                             164,674
                                                    10,300  Digital River, Inc. (a)                                      449,183
                                                    32,407  Digitas, Inc. (a)                                            466,661
                                                     1,745  EPIQ Systems, Inc. (a)                                        33,155
                                                    15,139  Electronics for Imaging Inc. (a)                             423,438
                                                     6,900  Emageon, Inc. (a)                                            117,231
                                                    17,500  Epicor Software Corp. (a)                                    235,025
                                                     4,300  Equinix, Inc. (a)                                            276,146

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,800  eCollege.com, Inc. (a)                                 $      90,432
                                                    17,979  Gartner, Inc. Class A (a)                                    250,807
                                                     8,100  Infocrossing, Inc. (a)                                        97,605
                                                    30,700  Informatica Corp. (a)                                        477,385
                                                     1,700  Integral Systems, Inc.                                        45,883
                                                    16,300  Internet Capital Group, Inc. (a)                             153,546
                                                    13,000  Internet Security Systems Inc. (a)                           311,740
                                                     4,800  InterVideo, Inc. (a)                                          52,128
                                                    17,825  Interwoven, Inc. (a)                                         160,247
                                                     4,100  iGate Corp. (a)                                               24,190
                                                     9,208  JDA Software Group, Inc. (a)                                 132,964
                                                     5,600  Jupitermedia Corp. (a)                                       100,688
                                                     6,100  Kanbay International, Inc. (a)                                93,086
                                                    14,758  Keane, Inc. (a)                                              232,439
                                                     8,438  Keynote Systems, Inc. (a)                                     96,531
                                                    23,400  Lawson Software, Inc. (a)(e)                                 179,478
                                                    16,500  Lionbridge Technologies Inc. (a)                             130,515
                                                     5,474  MRO Software, Inc. (a)                                        87,365
                                                    13,500  Macrovision Corp. (a)                                        299,025
                                                     7,600  Magma Design Automation, Inc. (a)                             65,740
                                                     8,439  Manhattan Associates, Inc. (a)                               185,658
                                                     4,300  Mantech International Corp. Class A (a)                      142,846
                                                     5,700  Mapinfo Corp. (a)                                             79,914
                                                    14,797  Matrixone, Inc. (a)                                          105,947
                                                    21,500  Mentor Graphics Corp. (a)                                    237,575
                                                     6,756  Mercury Computer Systems, Inc. (a)                           109,447
                                                     6,700  Merge Technologies, Inc. (a)                                 106,865
                                                     4,800  MicroStrategy, Inc. Class A (a)                              505,392
                                                    13,598  Micros Systems, Inc. (a)                                     626,460
                                                    10,900  Motive, Inc. (a)                                              42,510
                                                     3,000  Ness Technologies, Inc. (a)                                   37,770
                                                    15,474  NetIQ Corp. (a)                                              172,535
                                                     4,685  Netscout Systems, Inc. (a)                                    42,634
                                                    36,795  Nuance Communications, Inc. (a)                              434,549
                                                     7,900  Open Solutions, Inc. (a)                                     215,749
                                                    26,233  Openwave Systems, Inc. (a)                                   566,108
                                                    19,000  Opsware, Inc. (a)                                            162,830
                                                     2,600  PAR Technology Corp. (a)                                      46,124
                                                     3,700  PDF Solutions, Inc. (a)                                       70,004
                                                    14,007  Packeteer, Inc. (a)                                          162,481
                                                    37,760  Parametric Technology Corp. (a)                              616,621
                                                     1,300  Pegasystems, Inc. (a)                                         10,608
                                                    12,508  Progress Software Corp. (a)                                  363,858
                                                     3,300  QAD, Inc.                                                     24,684
                                                    17,600  Quest Software, Inc. (a)                                     293,920
                                                    31,300  RealNetworks, Inc. (a)                                       258,225
                                                     4,600  RightNow Technologies, Inc. (a)                               73,002
                                                     4,800  SI International, Inc. (a)                                   168,720
                                                     4,289  SPSS, Inc. (a)                                               135,790
                                                       500  SSA Global Technologies, Inc. (a)                              8,015
                                                    10,461  SYKES Enterprises, Inc. (a)                                  148,337

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     1,000  SYNNEX Corp. (a)                                       $      18,560
                                                     6,799  SafeNet, Inc. (a)                                            180,038
                                                    24,592  Sapient Corp. (a)                                            187,637
                                                    20,541  SonicWALL, Inc. (a)                                          145,636
                                                     6,100  Stellent, Inc.                                                72,346
                                                    17,600  SupportSoft, Inc. (a)                                         77,968
                                                     1,483  Syntel, Inc.                                                  28,058
                                                    11,685  Transaction Systems Architects, Inc. Class A (a)             364,689
                                                    11,908  Trizetto Group (a)                                           209,462
                                                     9,800  Tyler Technologies, Inc. (a)                                 107,800
                                                     8,800  Ultimate Software Group, Inc. (a)                            227,480
                                                    10,100  Vasco Data Security International Inc. (a)                    82,113
                                                     6,800  VeriFone Holdings, Inc. (a)                                  205,972
                                                     4,800  Verint Systems, Inc. (a)                                     169,776
                                                    11,980  Vignette Corp. (a)                                           176,705
                                                    15,920  webMethods, Inc. (a)                                         134,046
                                                    13,502  Websense, Inc. (a)                                           372,385
                                                    21,000  Wind River Systems, Inc. (a)                                 261,450
                                                    11,800  Witness Systems, Inc. (a)                                    299,720
                                                    16,208  Zoran Corp. (a)                                              354,631
                                                                                                                   -------------
                                                                                                                      19,621,894
--------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.2%                          35,400  Adaptec, Inc. (a)                                            195,762
                                                     3,500  Advanced Analogic Technologies, Inc. (a)                      39,900
                                                    20,334  Advanced Digital Information Corp. (a)                       178,532
                                                    15,800  Dot Hill Systems Corp. (a)                                   112,180
                                                    23,800  Emulex Corp. (a)                                             406,742
                                                     9,109  FalconStor Software, Inc. (a)(e)                              86,080
                                                     5,100  Fargo Electronics, Inc. (a)                                   86,241
                                                    13,182  Filenet Corp. (a)                                            356,178
                                                    76,200  Gateway, Inc. (a)                                            166,878
                                                     9,817  Hutchinson Technology, Inc. (a)                              296,179
                                                    11,100  Imation Corp.                                                476,301
                                                    10,896  Intergraph Corp. (a)                                         453,927
                                                    14,509  Intermec, Inc. (a)                                           442,670
                                                    10,100  Komag, Inc. (a)                                              480,760
                                                    22,774  Lexar Media, Inc. (a)(e)                                     195,401
                                                    76,300  Maxtor Corp. (a)                                             729,428
                                                    44,100  McData Corp. (a)                                             203,742
                                                     5,900  Mobility Electronics, Inc. (a)                                49,147
                                                    28,788  Palm, Inc. (a)(e)                                            666,730
                                                    21,300  Perot Systems Corp. Class A (a)                              331,428
                                                    10,700  Phoenix Technologies Ltd. (a)                                 72,546
                                                    49,000  Quantum Corp. (a)                                            183,260
                                                    25,362  RSA Security, Inc. (a)                                       454,994
                                                     3,300  Rackable Systems, Inc. (a)                                   174,405
                                                     9,000  Radiant Systems, Inc. (a)                                    121,680
                                                     5,442  RadiSys Corp. (a)                                            108,024
                                                     4,000  Rimage Corp. (a)                                              90,320
                                                     4,100  Stratasys, Inc. (a)                                          120,868

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     8,300  Synaptics, Inc. (a)                                    $     182,517
                                                    17,100  Trident Microsystems, Inc. (a)                               496,926
                                                                                                                   -------------
                                                                                                                       7,959,746
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                  4,151  Brookfield Homes Corp.                                       215,271
                                                    10,636  EMCOR Group, Inc. (a)                                        528,184
                                                    11,171  Granite Construction, Inc.                                   543,804
                                                     4,500  Perini Corp. (a)                                             136,665
                                                     9,600  Washington Group International, Inc. (a)                     550,944
                                                                                                                   -------------
                                                                                                                       1,974,868
--------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.6%                          3,166  Alloy, Inc. (a)                                               42,456
                                                     7,053  Atari Inc. (a)                                                 4,514
                                                    39,700  CNET Networks, Inc. (a)                                      564,137
                                                     4,300  DTS, Inc. (a)                                                 84,538
                                                    32,300  Earthlink, Inc. (a)                                          308,465
                                                    11,600  InfoSpace, Inc. (a)                                          324,220
                                                    12,100  Ipass, Inc. (a)                                               96,921
                                                    10,000  iVillage, Inc. (a)                                            84,100
                                                     6,500  LoJack Corp. (a)                                             155,870
                                                     7,074  Midway Games, Inc. (a)(e)                                     65,222
                                                     8,800  NIC, Inc. (a)                                                 53,944
                                                     7,100  Navarre Corp. (a)(e)                                          30,459
                                                    11,900  NetFlix, Inc. (a)(e)                                         344,981
                                                     6,800  Sohu.com, Inc. (a)                                           181,492
                                                    21,937  THQ, Inc. (a)                                                567,949
                                                    17,450  United Online, Inc.                                          224,407
                                                     3,886  Universal Electronics, Inc. (a)                               68,782
                                                     1,300  WebSideStory, Inc. (a)                                        22,347
                                                                                                                   -------------
                                                                                                                       3,224,804
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.4%                             5,800  Blyth, Inc.                                                  121,916
                                                     6,300  CNS, Inc.                                                    135,702
                                                     1,891  CSS Industries, Inc.                                          61,911
                                                     2,200  Citi Trends, Inc. (a)                                         87,472
                                                    23,100  Jarden Corp. (a)                                             758,835
                                                     5,400  Mannatech, Inc.                                               93,852
                                                     8,873  Matthews International Corp. Class A                         339,481
                                                    13,563  Nautilus, Inc. (e)                                           202,767
                                                     9,600  Oakley, Inc.                                                 163,392
                                                    16,876  Playtex Products, Inc. (a)                                   176,692
                                                     4,900  RC2 Corp. (a)                                                195,069
                                                    19,391  The Topps Co., Inc.                                          170,059
                                                    13,874  Tupperware Corp.                                             285,666
                                                     2,600  USANA Health Sciences, Inc. (a)(e)                           108,472
                                                     1,800  Water Pik Technologies, Inc. (a)                              49,878
                                                    14,983  Yankee Candle Co., Inc.                                      410,085
                                                                                                                   -------------
                                                                                                                       3,361,249
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                     4,175  Greif, Inc.                                                  285,653
Glass - 0.3%                                         6,942  Mobile Mini, Inc. (a)                                        214,647
                                                     6,100  Silgan Holdings, Inc.                                        245,037
                                                                                                                   -------------
                                                                                                                         745,337
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                     17,700  Graphic Packaging Corp. (a)                            $      36,639
Plastic - 0.0%                                       7,252  Myers Industries, Inc.                                       115,959
                                                                                                                   -------------
                                                                                                                         152,598
--------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                       10,182  Mueller Industries, Inc.                                     363,396
--------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                     8,993  Elizabeth Arden, Inc. (a)                                    209,717
                                                     1,600  Inter Parfums, Inc.                                           31,888
                                                    19,026  Nu Skin Enterprises, Inc. Class A                            333,526
                                                     3,300  Parlux Fragrances, Inc. (a)(e)                               106,425
                                                    44,010  Revlon, Inc. Class A (a)                                     139,072
                                                                                                                   -------------
                                                                                                                         820,628
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%               11,500  Euronet Worldwide, Inc. (a)                                  435,045
                                                    15,100  F.N.B. Corp.                                                 258,210
                                                     4,300  Greenhill & Co., Inc.                                        284,273
                                                       900  Huron Consulting Group, Inc. (a)                              27,261
                                                    11,908  Jones Lang LaSalle, Inc.                                     911,438
                                                    16,900  The Nasdaq Stock Market, Inc. (a)                            676,676
                                                    11,000  USI Holdings Corp. (a)                                       177,430
                                                                                                                   -------------
                                                                                                                       2,770,333
--------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.6%           15,860  Acuity Brands, Inc.                                          634,400
                                                    12,016  Armor Holdings, Inc. (a)                                     700,413
                                                     4,057  Barnes Group, Inc.                                           164,308
                                                    11,894  Brady Corp.                                                  445,549
                                                    15,410  Clarcor, Inc.                                                548,596
                                                    27,762  Hexcel Corp. (a)                                             609,931
                                                    20,314  Olin Corp.                                                   436,142
                                                     7,845  Tredegar Corp.                                               124,814
                                                                                                                   -------------
                                                                                                                       3,664,153
--------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.4%                     432  Arden Group, Inc. Class A                                     40,146
                                                    17,007  Casey's General Stores, Inc.                                 388,950
                                                     4,331  Great Atlantic & Pacific Tea Co. (a)                         151,282
                                                     5,164  Ingles Markets, Inc. Class A                                  92,022
                                                    11,283  Longs Drug Stores Corp.                                      522,177
                                                     5,577  Nash Finch Co.                                               166,752
                                                    16,942  Pathmark Stores, Inc. (a)                                    177,213
                                                     9,969  Ruddick Corp.                                                242,346
                                                     3,729  Smart & Final, Inc. (a)                                       61,118
                                                     8,200  Spartan Stores, Inc.                                         104,550
                                                     4,100  Weis Markets, Inc.                                           182,737
                                                    12,229  Wild Oats Markets, Inc. (a)                                  248,616
                                                                                                                   -------------
                                                                                                                       2,377,909
--------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                       7,350  AVANIR Pharmaceuticals Class A (a)                           107,457
                                                     2,500  Adams Respiratory Therapeutics, Inc. (a)                      99,425
                                                     9,700  Adolor Corp. (a)                                             230,860
                                                    30,700  Alkermes, Inc. (a)                                           676,935
                                                     3,600  Allion Healthcare, Inc. (a)                                   48,816
                                                    11,325  Alpharma, Inc. Class A                                       303,736
                                                    36,200  Amylin Pharmaceuticals, Inc. (a)                           1,771,990
                                                    20,700  Andrx Corp. (a)                                              491,418
                                                    13,000  Atherogenics Inc. (a)(e)                                     212,160
                                                     7,600  Bentley Pharmaceuticals, Inc. (a)                             99,940

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    20,048  BioMarin Pharmaceuticals, Inc. (a)                     $     269,044
                                                    15,800  CV Therapeutics, Inc. (a)                                    348,864
                                                     1,200  Caraco Pharmaceutical Laboratories Ltd. (a)                   15,600
                                                     7,000  Chattem, Inc. (a)                                            263,550
                                                    11,002  Connetics Corp. (a)                                          186,264
                                                    21,600  Dendreon Corp. (a)                                           101,736
                                                    14,100  Durect Corp. (a)(e)                                           89,676
                                                     6,600  Dusa Pharmaceuticals, Inc. (a)                                46,596
                                                     7,095  Enzo Biochem, Inc. (a)                                        95,782
                                                     9,400  First Horizon Pharmaceutical Corp. (a)                       236,974
                                                       300  GTx, Inc. (a)                                                  3,276
                                                     3,100  Hi-Tech Pharmacal Co., Inc. (a)                               87,420
                                                    12,127  Immunogen, Inc. (a)                                           52,631
                                                    11,900  Inspire Pharmaceuticals, Inc. (a)                             62,237
                                                    20,289  Isis Pharmaceuticals, Inc. (a)                               182,804
                                                     6,100  Ista Pharmaceuticals, Inc. (a)                                38,735
                                                    13,600  KV Pharmaceutical Co. Class A (a)                            328,032
                                                    26,000  MGI Pharma, Inc. (a)                                         455,000
                                                    32,400  Medarex, Inc. (a)                                            428,328
                                                    16,427  Medicines Co. (a)                                            337,903
                                                    19,100  Medicis Pharmaceutical Corp. Class A                         622,660
                                                    29,100  Nektar Therapeutics (a)(e)                                   593,058
                                                     8,945  Neopharm, Inc. (a)                                            74,780
                                                     2,100  New River Pharmaceuticals, Inc. (a)                           69,741
                                                     6,300  NitroMed, Inc. (a)(e)                                         52,920
                                                     7,731  Noven Pharmaceuticals, Inc. (a)                              139,235
                                                    11,400  Onyx Pharmaceuticals, Inc. (a)                               299,364
                                                     9,700  Pain Therapeutics, Inc. (a)(e)                               105,439
                                                     9,600  Par Pharmaceutical Cos., Inc. (a)                            270,528
                                                     8,000  Penwest Pharmaceuticals Co. (a)                              173,520
                                                    27,415  Perrigo Co.                                                  447,139
                                                     8,300  Pharmion Corp. (a)                                           149,566
                                                    10,200  Pozen, Inc. (a)                                              170,340
                                                     9,619  Regeneron Pharmaceuticals, Inc. (a)                          159,964
                                                     6,500  Renovis, Inc. (a)                                            138,580
                                                     7,350  SFBC International, Inc. (a)(e)                              179,193
                                                    12,000  Salix Pharmaceuticals Ltd. (a)                               198,120
                                                    19,082  SuperGen, Inc. (a)                                           108,386
                                                     6,246  United Therapeutics Corp. (a)                                413,985
                                                    33,300  Vertex Pharmaceuticals, Inc. (a)                           1,218,447
                                                                                                                   -------------
                                                                                                                      13,258,154
--------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                           10,304  Bright Horizons Family Solutions, Inc. (a)                   399,074
                                                    33,300  Corinthian Colleges, Inc. (a)                                479,520
                                                    16,500  DeVry, Inc. (a)                                              375,705
                                                     3,200  Educate, Inc. (a)                                             27,264
                                                     4,530  Learning Tree International, Inc. (a)                         54,904
                                                     2,149  Renaissance Learning, Inc.                                    38,682
                                                     5,520  Strayer Education, Inc.                                      564,475
                                                     8,300  Universal Technical Institute, Inc. (a)                      249,830
                                                                                                                   -------------
                                                                                                                       2,189,454
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.2%                     11,886  Benchmark Electronics, Inc. (a)                        $     455,828
                                                     2,100  LeCroy Corp. (a)                                              32,865
                                                     6,100  OSI Systems, Inc. (a)                                        128,893
                                                    15,498  Plexus Corp. (a)                                             582,260
                                                     8,132  Power Integrations, Inc. (a)                                 201,511
                                                    11,100  TTM Technologies, Inc. (a)                                   160,839
                                                     9,107  Universal Display Corp. (a)(e)                               130,959
                                                                                                                   -------------
                                                                                                                       1,693,155
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 1.0%             6,981  AO Smith Corp.                                               368,597
                                                    13,600  American Superconductor Corp. (a)(e)                         154,360
                                                     9,271  Baldor Electric Co.                                          314,009
                                                    10,408  CTS Corp.                                                    139,259
                                                     9,018  Cohu, Inc.                                                   191,362
                                                     2,000  Color Kinetics, Inc. (a)                                      42,360
                                                     5,960  Franklin Electric Co., Inc.                                  325,714
                                                    12,490  General Cable Corp. (a)                                      378,822
                                                     7,816  Genlyte Group, Inc. (a)                                      532,582
                                                     8,060  Littelfuse, Inc. (a)                                         275,088
                                                     9,400  MKS Instruments, Inc. (a)                                    220,242
                                                     1,931  Powell Industries, Inc. (a)                                   42,057
                                                    18,100  Power-One, Inc. (a)                                          130,320
                                                     6,700  Sonic Solutions, Inc. (a)                                    121,337
                                                     5,000  Spatialight, Inc. (a)(e)                                      17,300
                                                    22,800  Taser International, Inc. (a)(e)                             240,312
                                                    11,261  Technitrol, Inc.                                             270,039
                                                     5,679  Triumph Group, Inc. (a)                                      251,353
                                                                                                                   -------------
                                                                                                                       4,015,113
--------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%              23,700  Maytag Corp.                                                 505,521
                                                     1,350  National Presto Industries, Inc.                              66,380
                                                                                                                   -------------
                                                                                                                         571,901
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.2%                                  20,612  Aeroflex, Inc. (a)                                           283,003
                                                    10,963  Agilysys, Inc.                                               165,103
                                                     4,099  Daktronics, Inc.                                             149,613
                                                     6,272  II-VI, Inc. (a)                                              113,460
                                                    20,800  Kopin Corp. (a)                                              104,208
                                                    32,866  MRV Communications, Inc. (a)(e)                              134,751
                                                    10,580  Methode Electronics, Inc.                                    115,216
                                                     1,900  Multi-Fineline Electronix, Inc. (a)(e)                       111,131
                                                     6,049  Park Electrochemical Corp.                                   178,446
                                                    20,500  Semtech Corp. (a)                                            366,745
                                                     4,567  Supertex, Inc. (a)                                           171,811
                                                                                                                   -------------
                                                                                                                       1,893,487
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                   3,200  Faro Technologies, Inc. (a)                                   45,600
Meters - 0.1%                                        8,682  Itron, Inc. (a)                                              519,618
                                                     3,601  Keithley Instruments, Inc.                                    55,311
                                                     2,400  Measurement Specialties, Inc. (a)                             62,760
                                                     4,900  Metrologic Instruments, Inc. (a)                             113,337
                                                                                                                   -------------
                                                                                                                         796,626
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.7%                  5,672  Analogic Corp.                                               375,486
                                                     5,700  Aspect Medical Systems, Inc. (a)                             156,408

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     5,587  Bruker BioSciences Corp. (a)                           $      30,170
                                                     9,600  Candela Corp. (a)                                            207,360
                                                     3,970  Datascope Corp.                                              157,053
                                                    10,100  EPIX Pharmaceuticals, Inc. (a)                                35,350
                                                    13,950  eResearch Technology, Inc. (a)                               200,741
                                                     6,000  Greatbatch, Inc. (a)                                         131,460
                                                     9,372  Haemonetics Corp. (a)                                        475,816
                                                    12,900  HealthTronics, Inc. (a)                                      106,683
                                                    14,700  Hologic, Inc. (a)                                            813,645
                                                    13,100  Illumina, Inc. (a)                                           311,125
                                                     6,100  IntraLase Corp. (a)                                          141,520
                                                    10,681  Intuitive Surgical, Inc. (a)                               1,260,358
                                                     6,451  Luminex Corp. (a)                                             95,862
                                                     2,700  Neurometrix, Inc. (a)                                        105,138
                                                     4,800  Quality Systems, Inc.                                        158,880
                                                     4,200  Somanetics Corp. (a)                                          92,736
                                                     6,532  TriPath Imaging, Inc. (a)                                     45,593
                                                     4,061  Zoll Medical Corp. (a)                                       106,967
                                                                                                                   -------------
                                                                                                                       5,008,351
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                       11,000  AMIS Holdings, Inc. (a)                                       99,660
Components - 2.7%                                    7,916  Actel Corp. (a)                                              126,181
                                                    31,400  Amkor Technology, Inc. (a)                                   271,296
                                                    99,900  Applied Micro Circuits Corp. (a)                             406,593
                                                   125,700  Atmel Corp. (a)                                              593,304
                                                    11,500  Bell Microproducts, Inc. (a)                                  70,840
                                                    29,200  Cirrus Logic, Inc. (a)                                       247,616
                                                   161,300  Conexant Systems, Inc. (a)                                   556,485
                                                    38,900  Cypress Semiconductor Corp. (a)                              659,355
                                                     7,783  DSP Group, Inc. (a)                                          225,785
                                                     5,775  Diodes, Inc. (a)                                             239,662
                                                     6,627  Exar Corp. (a)                                                94,633
                                                     2,973  Excel Technology, Inc. (a)                                    87,614
                                                    35,700  Fairchild Semiconductor International, Inc. (a)              680,799
                                                     9,500  Formfactor, Inc. (a)                                         373,540
                                                     9,300  Genesis Microchip, Inc. (a)                                  158,472
                                                     5,393  IXYS Corp. (a)                                                49,723
                                                       300  Ikanos Communications, Inc. (a)                                5,913
                                                    65,430  Integrated Device Technology, Inc. (a)                       972,290
                                                    14,538  Integrated Silicon Solutions, Inc. (a)                        96,532
                                                    10,400  International DisplayWorks, Inc. (a)                          68,120
                                                    31,400  Lattice Semiconductor Corp. (a)                              209,124
                                                     2,600  Leadis Technology, Inc. (a)                                   14,768
                                                    17,800  MIPS Technologies, Inc. (a)                                  132,788
                                                    18,800  Micrel, Inc. (a)                                             278,616
                                                    18,690  Microsemi Corp. (a)                                          544,066
                                                    19,900  Microtune, Inc. (a)                                          103,878
                                                     2,800  Monolithic Power Systems, Inc. (a)                            52,192
                                                     4,100  NetLogic Microsystems, Inc. (a)                              168,961
                                                    49,800  ON Semiconductor Corp. (a)                                   361,548
                                                    16,000  Omnivision Technologies, Inc. (a)                            483,200
                                                     6,400  PLX Technology, Inc. (a)                                      80,320

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    62,000  PMC-Sierra, Inc. (a)                                   $     761,980
                                                    12,093  Pericom Semiconductor Corp. (a)                              119,237
                                                    12,864  Pixelworks, Inc. (a)                                          63,934
                                                     6,300  Portalplayer, Inc. (a)                                       140,049
                                                    64,000  RF Micro Devices, Inc. (a)                                   553,600
                                                    33,000  Rambus, Inc. (a)                                           1,298,220
                                                     8,400  Sigmatel, Inc. (a)                                            73,416
                                                    22,976  Silicon Image, Inc. (a)                                      236,883
                                                    14,300  Silicon Laboratories, Inc. (a)                               785,785
                                                    24,358  Silicon Storage Technology, Inc. (a)                         106,688
                                                    11,100  Sirf Technology Holdings, Inc. (a)                           393,051
                                                    46,633  Skyworks Solutions, Inc. (a)                                 316,638
                                                     3,500  SunPower Corp. Class A (a)(e)                                133,560
                                                    13,000  Tessera Technologies, Inc. (a)                               417,040
                                                    37,000  Transwitch Corp. (a)                                          96,200
                                                    38,336  Triquint Semiconductor, Inc. (a)                             188,613
                                                     2,100  Virage Logic Corp. (a)                                        22,659
                                                    65,100  Vitesse Semiconductor Corp. (a)                              233,058
                                                     3,000  Volterra Semiconductor Corp. (a)                              57,270
                                                                                                                   -------------
                                                                                                                      14,511,755
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                       2,600  3D Systems Corp. (a)                                          55,562
                                                     2,000  American Science & Engineering, Inc. (a)                     186,800
                                                     9,823  Checkpoint Systems, Inc. (a)                                 264,042
                                                    10,380  Coherent, Inc. (a)                                           364,442
                                                     4,252  Cubic Corp.                                                  101,793
                                                    13,224  DRS Technologies, Inc.                                       725,601
                                                     6,326  EDO Corp.                                                    195,157
                                                     4,300  Essex Corp. (a)                                               94,686
                                                     4,250  Herley Industries, Inc. (a)                                   88,740
                                                    33,930  Identix, Inc. (a)                                            270,083
                                                     6,550  Innovative Solutions & Support, Inc. (a)                      85,150
                                                    15,276  Intermagnetics General Corp. (a)                             382,664
                                                     4,400  Ionatron, Inc. (a)(e)                                         59,444
                                                    23,900  Kemet Corp. (a)                                              226,333
                                                     4,000  LaBarge, Inc. (a)                                             59,800
                                                     3,700  Scansource, Inc. (a)                                         223,517
                                                     1,400  Sypris Solutions, Inc.                                        13,202
                                                                                                                   -------------
                                                                                                                       3,397,016
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                              8,200  Global Power Equipment Group, Inc. (a)                        31,570
                                                    17,826  Plug Power, Inc. (a)(e)                                       89,130
                                                                                                                   -------------
                                                                                                                         120,700
--------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                          3,300  Alon USA Energy, Inc.                                         81,246
                                                     2,600  Crosstex Energy, Inc.                                        201,370
                                                    14,600  Evergreen Solar, Inc. (a)(e)                                 224,840
                                                    18,526  FuelCell Energy, Inc. (a)(e)                                 212,493
                                                     6,400  Holly Corp.                                                  474,368
                                                    19,500  KFX, Inc. (a)(e)                                             354,900
                                                       200  Markwest Hydrocarbon, Inc.                                     4,580
                                                       800  Ormat Technologies, Inc.                                      30,480
                                                     3,300  Pacific Ethanol, Inc. (a)(e)                                  70,653
                                                     4,958  Penn Virginia Corp.                                          352,018

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,500  Syntroleum Corp. (a)(e)                                $     103,375
                                                     9,036  Tetra Technologies, Inc. (a)                                 425,053
                                                    10,597  Veritas DGC, Inc. (a)                                        480,998
                                                                                                                   -------------
                                                                                                                       3,016,374
--------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%            4,500  Clean Harbors, Inc. (a)                                      133,515
                                                    13,002  Dycom Industries, Inc. (a)                                   276,292
                                                     1,900  Infrasource Services, Inc. (a)                                32,699
                                                     2,700  Layne Christensen Co. (a)                                     90,504
                                                    35,600  Quanta Services, Inc. (a)                                    570,312
                                                    11,977  URS Corp. (a)                                                482,074
                                                                                                                   -------------
                                                                                                                       1,585,396
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%                                 6,300  Carmike Cinemas, Inc.                                        152,019
                                                     4,540  Dover Motorsports, Inc.                                       24,925
                                                    11,555  Gaylord Entertainment Co. (a)                                524,366
                                                     3,272  Lodgenet Entertainment Corp. (a)                              50,978
                                                    18,015  Movie Gallery, Inc. (e)                                       54,405
                                                     3,955  Speedway Motorsports, Inc.                                   151,121
                                                     1,180  Triple Crown Media, Inc. (a)                                   6,962
                                                                                                                   -------------
                                                                                                                         964,776
--------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                  32,600  Terra Industries, Inc. (a)                                   229,830
--------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                             6,300  Accredited Home Lenders Holding Co. (a)                      322,434
                                                     4,800  Asta Funding, Inc.                                           159,648
                                                       800  Delta Financial Corp.                                          7,640
                                                     2,300  International Securities Exchange, Inc.                       95,795
                                                     1,300  United PanAm Financial Corp. (a)                              40,170
                                                     7,100  World Acceptance Corp. (a)                                   194,540
                                                                                                                   -------------
                                                                                                                         820,227
--------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                          20,000  Advance America, Cash Advance Centers, Inc.                  287,600
                                                     4,500  Encore Capital Group, Inc. (a)                                66,375
                                                       200  QC Holdings, Inc. (a)                                          2,526
                                                                                                                   -------------
                                                                                                                         356,501
--------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &                 7,400  Advent Software, Inc. (a)                                    210,308
Systems - 0.7%                                       7,489  CompuCredit Corp. (a)                                        275,670
                                                    13,600  CyberSource Corp. (a)                                        151,776
                                                     9,530  Digital Insight Corp. (a)                                    346,892
                                                    14,088  eFunds Corp. (a)                                             364,034
                                                     7,923  eSpeed, Inc. Class A (a)                                      63,146
                                                       500  Heartland Payment Systems, Inc. (a)                           12,385
                                                    14,700  Hypercom Corp. (a)                                           136,710
                                                     4,400  iPayment, Inc. (a)                                           188,540
                                                    26,300  Jack Henry & Associates, Inc.                                601,481
                                                     8,482  John H. Harland Co.                                          333,343
                                                    11,549  Kronos, Inc. (a)                                             431,817
                                                     5,200  Online Resources Corp. (a)                                    67,600
                                                     1,100  TNS, Inc. (a)                                                 23,298
                                                     8,700  TradeStation Group, Inc. (a)                                 120,234
                                                    11,200  Wright Express Corp. (a)                                     314,160
                                                                                                                   -------------
                                                                                                                       3,641,394
--------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                3,900  Bankrate, Inc. (a)(e)                                        169,884
                                                     9,150  Factset Research Systems, Inc.                               405,803

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    40,800  Homestore, Inc. (a)                                    $     267,648
                                                     1,700  Morningstar, Inc. (a)                                         76,109
                                                    22,122  S1 Corp. (a)                                                 111,495
                                                       400  Value Line, Inc.                                              14,800
                                                                                                                   -------------
                                                                                                                       1,045,739
--------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 1.0%                       4,700  ACE Cash Express, Inc. (a)                                   116,983
                                                     7,100  Advanta Corp. Class B                                        261,777
                                                     1,300  Asset Acceptance Capital Corp. (a)                            25,311
                                                     8,719  Cash America International, Inc.                             261,744
                                                       400  Enstar Group, Inc. (a)                                        35,896
                                                     4,300  Federal Agricultural Mortgage Corp. Class B                  126,506
                                                    10,300  Financial Federal Corp.                                      301,790
                                                    11,500  First Cash Financial Services, Inc. (a)                      229,885
                                                     4,400  Global Cash Access, Inc. (a)                                  77,088
                                                     7,200  Harris & Harris Group, Inc.                                  100,440
                                                     6,899  LandAmerica Financial Group, Inc.                            468,097
                                                    26,700  MoneyGram International, Inc.                                820,224
                                                     6,100  Portfolio Recovery Associates, Inc. (a)                      285,663
                                                     3,600  Sanders Morris Harris Group, Inc.                             57,744
                                                    12,836  Sotheby's Holdings Inc. Class A (a)                          372,757
                                                     9,816  Sterling Bancorp                                             202,210
                                                     6,722  Stewart Information Services Corp.                           316,472
                                                       933  Stifel Financial Corp. (a)                                    40,744
                                                     2,976  Triad Guaranty, Inc. (a)                                     139,574
                                                     2,191  WSFS Financial Corp.                                         137,661
                                                                                                                   -------------
                                                                                                                       4,378,566
--------------------------------------------------------------------------------------------------------------------------------
Foods - 0.7%                                         2,134  American Italian Pasta Co. Class A                            13,359
                                                    12,600  Chiquita Brands International, Inc.                          211,302
                                                    15,284  Flowers Foods, Inc.                                          453,935
                                                    11,757  Hain Celestial Group, Inc. (a)                               307,916
                                                     4,300  J&J Snack Foods Corp.                                        144,437
                                                     2,200  John B. Sanfilippo & Son, Inc. (a)                            34,826
                                                    10,000  Lance, Inc.                                                  225,000
                                                     2,900  M&F Worldwide Corp. (a)                                       41,412
                                                       863  Maui Land & Pineapple Co., Inc. (a)                           32,578
                                                    19,800  NBTY, Inc. (a)                                               445,896
                                                     4,600  Natures Sunshine Prods, Inc.                                  57,500
                                                    14,600  Performance Food Group Co. (a)                               455,374
                                                     3,000  Premium Standard Farms, Inc.                                  52,650
                                                     9,095  Ralcorp Holdings, Inc. (a)                                   346,065
                                                     7,650  Sanderson Farms, Inc.                                        171,360
                                                       112  Seaboard Corp.                                               178,528
                                                    12,357  Sensient Technologies Corp.                                  223,044
                                                     5,777  Tootsie Roll Industries, Inc.                                169,093
                                                                                                                   -------------
                                                                                                                       3,564,275
--------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                               3,009  Deltic Timber Corp.                                          182,345
                                                    15,221  Longview Fibre Co.                                           393,311
                                                    12,448  Potlatch Corp.                                               533,251
                                                     5,134  Universal Forest Products, Inc.                              325,958
                                                                                                                   -------------
                                                                                                                       1,434,865
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%               10,200  Ennis, Inc.                                            $     198,900
                                                     4,645  The Standard Register Co.                                     71,998
                                                                                                                   -------------
                                                                                                                         270,898
--------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                 14,500  Alderwoods Group, Inc. (a)                                   259,550
                                                    29,324  Stewart Enterprises, Inc. Class A                            167,440
                                                                                                                   -------------
                                                                                                                         426,990
--------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                        11,000  Apogee Enterprises, Inc.                                     185,680
--------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                         82,500  Coeur d'Alene Mines Corp. (a)                                541,200
                                                     7,500  Royal Gold, Inc. (e)                                         271,425
                                                                                                                   -------------
                                                                                                                         812,625
--------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                        3,200  Brookdale Senior Living, Inc.                                120,800
                                                     7,700  Genesis HealthCare Corp. (a)                                 338,338
                                                    10,400  Healthways, Inc. (a)                                         529,776
                                                    11,400  Kindred Healthcare, Inc. (a)                                 286,710
                                                     7,150  LCA-Vision, Inc.                                             358,287
                                                     2,000  Medcath Corp. (a)                                             38,240
                                                     1,800  National Healthcare Corp.                                     72,144
                                                    16,100  PainCare Holdings, Inc. (a)                                   30,751
                                                    18,200  Psychiatric Solutions, Inc. (a)                              602,966
                                                     2,400  Radiation Therapy Services, Inc. (a)                          61,224
                                                     4,000  Res-Care, Inc. (a)                                            73,520
                                                     8,574  Sunrise Senior Living, Inc. (a)                              334,129
                                                    15,250  United Surgical Partners International, Inc. (a)             540,003
                                                                                                                   -------------
                                                                                                                       3,386,888
--------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.7%              13,341  Allscripts Healthcare Solutions, Inc. (a)                    244,274
                                                     1,550  American Dental Partners, Inc. (a)                            20,925
                                                    12,300  Amsurg Corp. (a)                                             279,087
                                                     7,000  Bioscript, Inc. (a)                                           50,470
                                                    13,100  Centene Corp. (a)                                            382,127
                                                     3,700  Computer Programs & Systems, Inc.                            185,000
                                                     1,857  Corvel Corp. (a)                                              40,891
                                                    12,831  Eclipsys Corp. (a)                                           302,940
                                                    15,797  Hooper Holmes, Inc.                                           45,653
                                                     4,500  Horizon Health Corp. (a)                                      89,100
                                                     4,200  Molina Healthcare, Inc. (a)                                  140,574
                                                     8,700  Pediatrix Medical Group, Inc. (a)                            892,968
                                                    12,037  Per-Se Technologies, Inc. (a)                                320,906
                                                     9,200  Phase Forward, Inc. (a)                                      102,488
                                                     2,500  Vital Images, Inc. (a)                                        85,200
                                                     4,600  WellCare Health Plans, Inc. (a)                              209,024
                                                                                                                   -------------
                                                                                                                       3,391,627
--------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.2%                          2,600  Adeza Biomedical Corp. (a)                                    54,938
                                                     2,400  Alliance Imaging, Inc. (a)                                    15,456
                                                     5,300  Allied Healthcare International, Inc. (a)                     25,705
                                                     6,100  Amedisys, Inc. (a)                                           211,975
                                                     8,000  America Retirement Corp. (a)                                 204,960
                                                    13,000  Apria Healthcare Group, Inc. (a)                             298,740
                                                     2,800  Bio-Reference Labs, Inc. (a)                                  50,512
                                                    10,412  Gentiva Health Services, Inc. (a)                            189,602
                                                     9,925  Healthcare Services Group                                    211,998

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     7,000  Matria Healthcare, Inc. (a)                            $     265,720
                                                     9,600  Odyssey HealthCare, Inc. (a)                                 165,216
                                                     3,700  Symbion, Inc. (a)                                             83,805
                                                     6,200  VistaCare, Inc. Class A (a)                                   96,100
                                                     3,300  WebMD Health Corp. Class A (a)(e)                            137,412
                                                                                                                   -------------
                                                                                                                       2,012,139
--------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                  2,500  Comstock Homebuilding Cos., Inc. Class A (a)                  27,525
                                                     4,460  Levitt Corp. Class A                                          98,298
                                                     5,200  M/I Homes, Inc.                                              244,400
                                                       700  Orleans Homebuilders, Inc.                                    14,182
                                                     6,062  Technical Olympic USA, Inc.                                  123,362
                                                     9,600  WCI Communities, Inc. (a)                                    267,072
                                                       700  William Lyon Homes, Inc. (a)                                  66,976
                                                                                                                   -------------
                                                                                                                         841,815
--------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                   6,600  Lodgian, Inc. (a)                                             91,674
                                                     5,479  Marcus Corp.                                                 109,306
                                                                                                                   -------------
                                                                                                                         200,980
--------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                         4,900  American Woodmark Corp.                                      173,950
                                                     3,000  Bassett Furniture Industries, Inc.                            59,850
                                                    10,600  The Bombay Co., Inc. (a)                                      34,980
                                                    12,900  Ethan Allen Interiors, Inc.                                  542,058
                                                    14,700  Furniture Brands International, Inc.                         360,297
                                                     4,536  Haverty Furniture Cos., Inc.                                  65,092
                                                     1,600  Hooker Furniture Corp.                                        30,144
                                                    15,100  La-Z-Boy, Inc. (e)                                           256,700
                                                     5,988  Libbey, Inc.                                                  42,395
                                                     2,200  Lifetime Brands, Inc.                                         62,018
                                                    13,000  Select Comfort Corp. (a)                                     514,150
                                                     5,500  Stanley Furniture Co., Inc.                                  160,875
                                                                                                                   -------------
                                                                                                                       2,302,509
--------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                      8,412  Advanced Energy Industries, Inc. (a)                         118,862
Devices - 0.7%                                      12,067  Artesyn Technologies, Inc. (a)                               132,134
                                                    15,441  Asyst Technologies Inc. (a)                                  160,741
                                                     1,000  Badger Meter, Inc.                                            56,980
                                                     6,994  C&D Technologies, Inc.                                        64,624
                                                    16,200  Crane Co.                                                    664,362
                                                     7,532  ESCO Technologies, Inc. (a)                                  381,496
                                                     6,300  Flanders Corp. (a)                                            73,584
                                                    16,000  Flowserve Corp. (a)                                          933,440
                                                     1,775  The Gorman-Rupp Co.                                           43,310
                                                    10,426  Mine Safety Appliances Co.                                   437,892
                                                     9,782  Paxar Corp. (a)                                              191,434
                                                     3,112  Robbins & Myers, Inc.                                         67,219
                                                     2,800  Sun Hydraulics, Inc.                                          59,864
                                                    10,727  Veeco Instruments, Inc. (a)                                  250,475
                                                     5,196  Vicor Corp.                                                  102,517
                                                     6,700  Viisage Technology, Inc. (a)(e)                              117,317
                                                     7,036  Watts Water Technologies, Inc. Class A                       255,688
                                                     9,117  X-Rite, Inc.                                                 121,074
                                                                                                                   -------------
                                                                                                                       4,233,013
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                           3,300  TAL International Group, Inc. (a)                      $     79,563
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.3%                              19,200  American Equity Investment Life Holding Co. (e)              275,328
                                                     6,100  Ceres Group, Inc. (a)                                         33,672
                                                     7,855  Citizens, Inc. (a)                                            40,532
                                                     7,370  Delphi Financial Group Class A                               380,513
                                                     2,580  Great American Financial Resources, Inc.                      50,903
                                                     1,042  Kansas City Life Insurance Co.                                52,913
                                                       662  National Western Life Insurance Co. Class A                  153,776
                                                    25,200  The Phoenix Cos., Inc.                                       410,760
                                                     5,593  Presidential Life Corp.                                      142,118
                                                    11,300  Universal American Financial Corp. (a)                       174,020
                                                                                                                   -------------
                                                                                                                       1,714,535
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                         9,040  Alfa Corp.                                                   154,946
                                                     2,986  CNA Surety Corp. (a)                                          49,956
                                                     6,409  Crawford & Co. Class B                                        38,454
                                                       300  EMC Insurance Group, Inc.                                      8,361
                                                     3,225  FBL Financial Group, Inc. Class A                            111,101
                                                     8,100  HealthExtras, Inc. (a)                                       285,930
                                                     8,506  Hilb Rogal & Hobbs Co.                                       350,617
                                                    17,368  Horace Mann Educators Corp.                                  326,518
                                                     1,240  Independence Holding Co.                                      28,594
                                                    13,200  KMG America Corp (a)                                         112,992
                                                     2,297  Pico Holdings, Inc. (a)                                       75,548
                                                    11,039  UICI                                                         408,333
                                                     7,455  Zenith National Insurance Corp.                              358,809
                                                                                                                   -------------
                                                                                                                       2,310,159
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 0.8%                  8,000  21st Century Insurance Group                                 126,400
                                                     4,950  Affirmative Insurance Holdings, Inc.                          65,390
                                                     1,071  American Physicians Capital, Inc. (a)                         51,408
                                                    11,566  Argonaut Group, Inc. (a)                                     411,171
                                                     4,132  Baldwin & Lyons, Inc. Class B                                109,705
                                                     3,200  Bristol West Holdings, Inc.                                   61,600
                                                    32,430  Covanta Holding Corp. (a)                                    540,608
                                                     8,000  Direct General Corp.                                         136,080
                                                     2,433  Donegal Group, Inc. Class A                                   63,477
                                                     4,200  FPIC Insurance Group, Inc. (a)                               158,760
                                                     3,500  First Acceptance Corp. (a)                                    46,550
                                                    19,100  Fremont General Corp.                                        411,796
                                                     5,162  Harleysville Group, Inc.                                     153,260
                                                     7,600  Infinity Property & Casualty Corp.                           317,224
                                                     2,158  The Midland Co.                                               75,487
                                                     2,500  Navigators Group, Inc. (a)                                   124,000
                                                     1,900  Odyssey Re Holdings Corp. (e)                                 41,230
                                                    19,715  Ohio Casualty Corp.                                          624,966
                                                     8,806  PMA Capital Corp. Class A (a)                                 89,645
                                                     7,823  ProAssurance Corp. (a)                                       406,796
                                                     6,154  RLI Corp.                                                    352,624
                                                     4,600  Safety Insurance Group, Inc.                                 210,036
                                                     5,700  SeaBright Insurance Holdings, Inc. (a)                        99,294
                                                    10,354  Selective Insurance Group                                    548,762
                                                     3,112  State Auto Financial Corp.                                   104,906

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     8,200  Tower Group, Inc.                                      $     189,420
                                                     3,900  United Fire & Casualty Co.                                   128,310
                                                                                                                   -------------
                                                                                                                       5,648,905
--------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.4%              21,290  Apollo Investment Corp.                                      379,174
                                                     9,186  Ares Capital Corp.                                           157,815
                                                     5,600  Calamos Asset Management, Inc. Class A                       209,440
                                                       500  Capital Southwest Corp.                                       47,750
                                                     1,400  Cohen & Steers, Inc.                                          34,300
                                                     2,796  GAMCO Investors, Inc. Class A                                111,700
                                                    21,200  MCG Capital Corp.                                            299,132
                                                     5,123  NGP Capital Resources Co.                                     69,673
                                                     9,900  National Financial Partners Corp.                            559,548
                                                     2,000  Technology Investment Capital Corp.                           29,080
                                                    27,400  Waddell & Reed Financial, Inc. Class A                       632,940
                                                                                                                   -------------
                                                                                                                       2,530,552
--------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                  7,825  Charles & Colvard Ltd. (e)                                    84,745
                                                    18,400  Fossil, Inc. (a)                                             341,872
                                                     4,200  Movado Group, Inc.                                            96,936
                                                                                                                   -------------
                                                                                                                         523,553
--------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                 25,200  Callaway Golf Co.                                            433,440
                                                     1,300  Escalade, Inc.                                                14,417
                                                     7,600  Great Wolf Resorts, Inc. (a)                                  88,084
                                                    12,100  K2, Inc. (a)                                                 151,855
                                                     6,100  Life Time Fitness, Inc. (a)                                  285,785
                                                    11,000  Majesco Entertainment Co. (a)                                 15,070
                                                    33,700  Six Flags, Inc. (a)(e)                                       343,066
                                                     2,000  Steinway Musical Instruments Inc. (a)                         64,440
                                                     9,478  Sturm Ruger & Co., Inc.                                       75,634
                                                     7,956  Vail Resorts, Inc. (a)                                       304,078
                                                     1,400  West Marine, Inc. (a)                                         21,014
                                                                                                                   -------------
                                                                                                                       1,796,883
--------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                11,392  Lincoln Electric Holdings, Inc.                              615,054
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                       8,260  Applied Industrial Technologies, Inc.                        368,396
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                      25,600  AGCO Corp. (a)                                               530,944
                                                       400  Alamo Group, Inc.                                              8,856
                                                     4,150  Gehl Co. (a)                                                 137,448
                                                     5,013  Lindsay Manufacturing Co.                                    135,802
                                                                                                                   -------------
                                                                                                                         813,050
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.3%            6,600  ASV, Inc. (a)(e)                                             212,652
                                                     5,717  Astec Industries, Inc. (a)                                   205,240
                                                    10,611  Manitowoc Co.                                                967,193
                                                     1,287  NACCO Industries, Inc. Class A                               198,147
                                                    11,324  Stewart & Stevenson Services Inc.                            413,100
                                                                                                                   -------------
                                                                                                                       1,996,332
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                           17,000  Briggs & Stratton Corp.                                      601,290
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.6%               7,600  Actuant Corp. Class A                                        465,272
                                                     5,800  EnPro Industries, Inc. (a)                                   198,940
                                                     8,257  Gardner Denver, Inc. (a)                                     538,356
                                                     3,170  Kadant, Inc. (a)                                              71,959
                                                    13,303  Kennametal, Inc.                                             813,345

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     2,300  Middleby Corp. (a)                                     $     192,556
                                                     9,210  Nordson Corp.                                                459,211
                                                     5,528  Tecumseh Products Co. Class A                                135,657
                                                     2,537  Tennant Co.                                                  132,736
                                                     8,479  Woodward Governor Co.                                        281,927
                                                                                                                   -------------
                                                                                                                       3,289,959
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                      5,302  CARBO Ceramics, Inc.                                         301,737
Services - 1.6%                                      3,388  Dril-Quip, Inc. (a)                                          240,040
                                                    26,000  Global Industries Ltd. (a)                                   376,740
                                                     3,517  Gulf Island Fabrication, Inc.                                 83,247
                                                    26,843  Hanover Compressor Co. (a)(e)                                499,817
                                                    22,974  Helix Energy Solutions Group, Inc. (a)                       870,715
                                                     4,340  Hornbeck Offshore Services, Inc. (a)                         156,544
                                                     6,949  Hydril Co. (a)                                               541,675
                                                    18,646  Input/Output, Inc. (a)(e)                                    181,053
                                                     5,200  Lufkin Industries, Inc.                                      288,288
                                                    28,320  Newpark Resources, Inc. (a)                                  232,224
                                                     7,004  Oceaneering International, Inc. (a)                          401,329
                                                    14,700  Oil States International, Inc. (a)                           541,695
                                                    28,081  Parker Drilling Co. (a)                                      260,311
                                                     6,500  RPC, Inc.                                                    148,525
                                                     4,692  SEACOR Holdings, Inc. (a)                                    371,606
                                                    27,405  Superior Energy Services Inc. (a)                            734,180
                                                     2,000  Superior Well Services, Inc. (a)                              58,140
                                                     6,526  Universal Compression Holdings, Inc. (a)                     330,672
                                                    10,457  W-H Energy Services, Inc. (a)                                465,232
                                                                                                                   -------------
                                                                                                                       7,083,770
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                          7,300  Applied Films Corp. (a)                                      141,839
                                                     9,900  Bucyrus International, Inc.                                  477,081
                                                     3,500  Cascade Corp.                                                184,975
                                                    30,196  JLG Industries, Inc.                                         929,735
                                                     4,441  Semitool, Inc. (a)                                            50,494
                                                     4,400  TurboChef Technologies, Inc. (a)(e)                           53,680
                                                                                                                   -------------
                                                                                                                       1,837,804
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                         21,827  Champion Enterprises, Inc. (a)                               326,532
                                                     4,005  Palm Harbor Homes, Inc. (a)(e)                                85,827
                                                     1,401  Skyline Corp.                                                 57,973
                                                                                                                   -------------
                                                                                                                         470,332
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                15,459  Federal Signal Corp.                                         285,991
                                                     3,731  Standex International Corp.                                  118,123
                                                                                                                   -------------
                                                                                                                         404,114
--------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                       4,300  Abaxis, Inc. (a)                                              97,524
Supplies - 2.0%                                      3,600  Abiomed, Inc. (a)                                             46,440
                                                    14,900  Align Technology, Inc. (a)                                   136,633
                                                    24,400  American Medical Systems Holdings, Inc. (a)                  549,000
                                                     2,000  AngioDynamics, Inc. (a)                                       60,120
                                                     5,308  Arrow International, Inc.                                    173,412
                                                     4,700  Bio-Rad Laboratories, Inc. Class A (a)                       293,045
                                                     6,449  Biosite, Inc. (a)                                            334,897
                                                     2,200  Cantel Medical Corp. (a)                                      36,058

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,300  Cepheid, Inc. (a)                                      $     112,668
                                                    10,428  Conmed Corp. (a)                                             199,696
                                                     4,300  Conor Medsystems, Inc. (a)                                   126,420
                                                     5,369  Cyberonics, Inc. (a)                                         138,359
                                                     5,600  DJ Orthopedics, Inc. (a)                                     222,656
                                                       100  DexCom, Inc. (a)                                               2,027
                                                     6,500  Diagnostic Products Corp.                                    309,595
                                                     7,800  Encore Medical Corp. (a)                                      39,936
                                                     3,000  ev3, Inc. (a)                                                 53,130
                                                     3,400  FoxHollow Technologies Inc. (a)(e)                           103,870
                                                     7,600  I-Flow Corp. (a)                                             101,232
                                                     6,050  ICU Medical, Inc. (a)                                        218,950
                                                     5,500  IRIS International, Inc. (a)                                  85,965
                                                    12,762  Immucor, Inc. (a)                                            366,142
                                                     9,522  Invacare Corp.                                               295,753
                                                     4,640  Inverness Medical Innovations, Inc. (a)                      133,307
                                                     9,400  Kyphon, Inc. (a)                                             349,680
                                                     2,578  Landauer, Inc.                                               129,467
                                                     7,500  Laserscope (a)(e)                                            177,375
                                                    11,900  Lifecell Corp. (a)                                           268,345
                                                     8,944  Mentor Corp.                                                 405,253
                                                     7,700  Meridian Bioscience, Inc.                                    207,746
                                                     9,310  Merit Medical Systems, Inc. (a)                              111,813
                                                     6,137  Molecular Devices Corp. (a)                                  203,503
                                                     6,400  NuVasive, Inc. (a)                                           120,640
                                                    17,059  OraSure Technologies, Inc. (a)                               175,708
                                                    11,698  Owens & Minor, Inc.                                          383,343
                                                    22,873  PSS World Medical, Inc. (a)                                  441,220
                                                     6,400  Palomar Medical Technologies, Inc. (a)                       214,080
                                                     8,129  PolyMedica Corp.                                             344,344
                                                     5,915  SonoSite, Inc. (a)                                           240,386
                                                     7,600  Stereotaxis, Inc. (a)                                         95,836
                                                    20,400  Steris Corp.                                                 503,472
                                                     6,183  SurModics, Inc. (a)                                          218,631
                                                    11,600  Sybron Dental Specialties, Inc. (a)                          478,384
                                                     2,400  Symmetry Medical, Inc. (a)                                    50,904
                                                     9,900  ThermoGenesis Corp. (a)                                       39,897
                                                    13,247  Thoratec Corp. (a)                                           255,270
                                                    10,360  Ventana Medical Systems Inc. (a)                             432,737
                                                     8,600  Viasys Healthcare, Inc. (a)                                  258,688
                                                     1,524  Vital Signs, Inc.                                             83,713
                                                     7,976  West Pharmaceutical Services, Inc.                           276,927
                                                     7,000  Wright Medical Group, Inc. (a)                               138,250
                                                       600  Young Innovations, Inc.                                       21,912
                                                                                                                   -------------
                                                                                                                      10,864,359
--------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                              4,600  America Service Group, Inc. (a)                               59,938
                                                    10,500  Magellan Health Services, Inc. (a)                           424,935
                                                     3,271  Option Care, Inc.                                             46,252
                                                     9,697  Parexel International Corp. (a)                              256,389

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     8,095  RehabCare Group, Inc. (a)                              $     152,591
                                                     5,200  US Physical Therapy, Inc. (a)                                 88,972
                                                                                                                   -------------
                                                                                                                       1,029,077
--------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.3%                             3,300  CIRCOR International, Inc.                                    96,360
                                                    20,656  Commercial Metals Co.                                      1,104,889
                                                     2,900  Dynamic Materials Corp. (e)                                  103,124
                                                     4,750  Encore Wire Corp. (a)                                        160,930
                                                     8,726  Kaydon Corp.                                                 352,181
                                                     8,158  Lone Star Technologies Inc. (a)                              452,035
                                                    14,763  Maverick Tube Corp. (a)                                      782,291
                                                     5,065  NN, Inc.                                                      65,389
                                                     6,255  NS Group, Inc. (a)                                           287,918
                                                     7,607  Quanex Corp.                                                 506,854
                                                     2,600  RBC Bearings, Inc. (a)                                        53,300
                                                     7,613  RTI International Metals, Inc. (a)                           417,573
                                                     9,847  Reliance Steel & Aluminum Co.                                924,830
                                                     5,100  Roanoke Electric Steel Corp.                                 164,730
                                                     9,593  Ryerson, Inc.                                                256,709
                                                    23,200  The Shaw Group, Inc. (a)                                     705,280
                                                     5,200  Superior Essex, Inc. (a)                                     132,288
                                                     3,958  Valmont Industries, Inc.                                     166,394
                                                                                                                   -------------
                                                                                                                       6,733,075
--------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.4%               1,800  AM Castle & Co.                                               53,100
                                                     5,973  AMCOL International Corp.                                    172,022
                                                     5,011  Brush Engineered Materials, Inc. (a)                          98,967
                                                     6,618  Cleveland-Cliffs, Inc.                                       576,560
                                                     4,500  Compass Minerals International, Inc.                         112,455
                                                    28,044  GrafTech International Ltd. (a)                              171,068
                                                    38,400  Hecla Mining Co. (a)                                         253,824
                                                     5,253  Minerals Technologies, Inc.                                  306,828
                                                    11,264  Stillwater Mining Co. (a)                                    185,405
                                                     7,000  Titanium Metals Corp. (a)                                    339,850
                                                                                                                   -------------
                                                                                                                       2,270,079
--------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.1%            22,078  Corn Products International, Inc.                            652,846
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                3,100  Reddy Ice Holdings, Inc.                                      68,851
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%         8,850  Ceradyne, Inc. (a)                                           441,615
                                                     9,079  Symyx Technologies Inc. (a)                                  251,851
                                                     5,789  WD-40 Co.                                                    178,591
                                                                                                                   -------------
                                                                                                                         872,057
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.4%          8,138  Insituform Technologies, Inc. Class A (a)                    216,471
                                                     8,800  Metal Management, Inc.                                       278,520
                                                     4,955  Rogers Corp. (a)                                             269,948
                                                    25,159  USEC, Inc. (a)                                               303,166
                                                     1,800  Xerium Technologies, Inc.                                     16,902
                                                                                                                   -------------
                                                                                                                       1,085,007
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%              22,700  BE Aerospace, Inc. (a)                                       570,224
                                                    11,100  Blount International, Inc. (a)                               178,821
                                                                                                                   -------------
                                                                                                                         749,045
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.0%                      4,400  IHS, Inc. Class A (a)                                  $     120,340
                                                     1,300  iRobot Corp. (a)(e)                                           36,140
                                                                                                                   -------------
                                                                                                                         156,480
--------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                       20,171  GenCorp, Inc. (a)                                            414,514
                                                     6,694  Kaman Corp. Class A                                          168,421
                                                     6,499  Lancaster Colony Corp.                                       272,958
                                                     4,300  Raven Industries, Inc.                                       168,173
                                                     1,365  Sequa Corp. Class A (a)                                      133,497
                                                    11,650  Trinity Industries, Inc.                                     633,644
                                                       300  United Capital Corp. (a)                                       7,464
                                                    12,502  Walter Industries, Inc.                                      832,883
                                                                                                                   -------------
                                                                                                                       2,631,554
--------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.0%         6,574  Kimball International, Inc. Class B                           98,873
                                                     3,100  Knoll, Inc.                                                   66,092
                                                     9,840  Presstek, Inc. (a)                                           117,096
                                                                                                                   -------------
                                                                                                                         282,061
--------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                             4,927  Atwood Oceanics, Inc. (a)                                    497,676
                                                     1,800  Bois d'Arc Energy, Inc. (a)                                   29,970
                                                     2,700  Hercules Offshore, Inc. (a)                                   91,827
                                                                                                                   -------------
                                                                                                                         619,473
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.2%                          6,400  ATP Oil & Gas Corp. (a)                                      281,024
                                                     6,950  Atlas America, Inc. (a)                                      332,280
                                                     6,401  Berry Petroleum Co. Class A                                  438,148
                                                     3,700  Bill Barrett Corp. (a)                                       120,583
                                                    10,400  Brigham Exploration Co. (a)                                   91,104
                                                     1,600  Bronco Drilling Co., Inc. (a)                                 42,080
                                                    15,511  Cabot Oil & Gas Corp. Class A                                743,442
                                                     5,600  Callon Petroleum Co. (a)                                     117,712
                                                     8,200  Carrizo Oil & Gas, Inc. (a)                                  213,118
                                                    14,500  Cheniere Energy, Inc. (a)                                    588,265
                                                    27,393  Cimarex Energy Co.                                         1,185,021
                                                     2,600  Clayton Williams Energy, Inc. (a)                            106,392
                                                    14,457  Comstock Resources, Inc. (a)                                 429,228
                                                     7,100  Edge Petroleum Corp. (a)                                     177,358
                                                    15,700  Encore Acquisition Co. (a)                                   486,700
                                                    10,200  Endeavour International Corp. (a)                             29,682
                                                    12,500  Energy Partners Ltd. (a)                                     294,750
                                                    11,500  FX Energy, Inc. (a)(e)                                        60,145
                                                    18,430  Frontier Oil Corp. (e)                                     1,093,820
                                                    18,800  Gasco Energy, Inc. (a)                                       105,280
                                                     4,100  Goodrich Petroleum Corp. (a)                                 110,700
                                                    61,943  Grey Wolf, Inc. (a)                                          460,856
                                                    12,700  Harvest Natural Resources, Inc. (a)                          123,444
                                                    10,283  Houston Exploration Co. (a)                                  541,914
                                                     6,800  McMoRan Exploration Co. (a)(e)                               121,312
                                                    23,911  Meridian Resource Corp. (a)                                   96,840
                                                    11,500  Parallel Petroleum Corp. (a)                                 212,175
                                                    15,742  PetroHawk Energy Corp. (a)                                   215,665
                                                     6,800  Petroleum Development Corp. (a)                              308,448
                                                     9,400  Petroquest Energy, Inc. (a)                                   94,846

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     3,800  Pioneer Drilling Co. (a)                               $      62,434
                                                     7,620  Remington Oil & Gas Corp. (a)                                329,336
                                                     6,249  Resource America, Inc. Class A                               124,480
                                                    16,952  St. Mary Land & Exploration Co.                              692,150
                                                     6,178  Stone Energy Corp. (a)                                       272,635
                                                     8,217  Swift Energy Co. (a)                                         307,809
                                                    16,400  Todco Class A                                                646,324
                                                     6,200  Toreador Resources Corp. (a)(e)                              192,882
                                                     4,600  Tri-Valley Corp. (a)(e)                                       36,662
                                                     3,600  W&T Offshore, Inc.                                           145,116
                                                     5,800  Warren Resources, Inc. (a)                                    86,420
                                                    10,310  Whiting Petroleum Corp. (a)                                  422,607
                                                                                                                   -------------
                                                                                                                      12,541,187
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                     11,000  Delta Petroleum Corp. (a)                                    230,230
                                                     5,200  Giant Industries, Inc. (a)                                   361,608
                                                    14,000  KCS Energy, Inc. (a)                                         364,000
                                                                                                                   -------------
                                                                                                                         955,838
--------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                            12,576  Ferro Corp.                                                  251,520
                                                    11,040  H.B. Fuller Co.                                              566,794
                                                     1,693  Kronos Worldwide, Inc.                                        51,399
                                                                                                                   -------------
                                                                                                                         869,713
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                         7,826  Albany International Corp. Class A                           298,092
                                                    17,700  Bowater, Inc.                                                523,566
                                                     6,798  Buckeye Technologies, Inc. (a)                                61,522
                                                    10,174  Caraustar Industries, Inc. (a)                               104,690
                                                    10,092  Chesapeake Corp.                                             140,077
                                                    12,900  Mercer International, Inc.-Sbi (a)                           120,099
                                                     3,100  Neenah Paper, Inc.                                           101,525
                                                    15,601  P.H. Glatfelter Co.                                          285,966
                                                     6,980  Rock-Tenn Co. Class A                                        104,630
                                                    13,442  Wausau Paper Corp.                                           190,473
                                                                                                                   -------------
                                                                                                                       1,930,640
--------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                     11,754  Spartech Corp.                                               282,096
--------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                    6,300  American Ecology Corp.                                       128,394
Services - 0.1%                                     15,000  Darling International, Inc. (a)                               70,200
                                                     6,300  Duratek, Inc. (a)                                            137,970
                                                    14,246  Headwaters, Inc. (a)                                         566,848
                                                                                                                   -------------
                                                                                                                         903,412
--------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                  8,751  Regal-Beloit Corp.                                           369,905
--------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%                  12,882  Bowne & Co., Inc.                                            214,743
                                                    13,600  Cenveo, Inc. (a)                                             225,488
                                                     2,300  Schawk, Inc.                                                  59,823
                                                     8,400  TRM Corp. (a)                                                 56,532
                                                                                                                   -------------
                                                                                                                         556,586
--------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.5%               4,600  ADE Corp. (a)                                                140,852
                                                    12,457  ATMI, Inc. (a)                                               376,201
                                                    39,200  Axcelis Technologies, Inc. (a)                               229,712
                                                    23,378  Brooks Automation, Inc. (a)                                  332,903
                                                    13,356  Cognex Corp.                                                 395,872
                                                    23,868  Credence Systems Corp. (a)                                   175,191

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    12,700  Cymer, Inc. (a)                                        $     577,088
                                                     5,631  Dionex Corp. (a)                                             346,194
                                                    10,461  Electro Scientific Industries, Inc. (a)                      231,502
                                                    16,200  Emcore Corp. (a)                                             165,564
                                                    33,699  Entegris, Inc. (a)                                           358,557
                                                     6,890  Esterline Technologies Corp. (a)                             294,547
                                                     9,855  FEI Co. (a)                                                  195,622
                                                     8,700  Intevac, Inc. (a)                                            250,386
                                                    19,856  Kulicke & Soffa Industries, Inc. (a)                         189,426
                                                    21,103  LTX Corp. (a)                                                113,956
                                                     6,200  MTS Systems Corp.                                            259,346
                                                    10,299  Mattson Technology, Inc. (a)                                 123,588
                                                     7,662  Photon Dynamics, Inc. (a)                                    143,663
                                                    11,779  Photronics, Inc. (a)                                         220,974
                                                     4,700  Rofin-Sinar Technologies, Inc. (a)                           254,411
                                                    13,073  Rudolph Technologies, Inc. (a)                               222,895
                                                     5,590  Ultratech, Inc. (a)                                          136,843
                                                    18,913  Varian Semiconductor Equipment Associates, Inc. (a)          531,077
                                                                                                                   -------------
                                                                                                                       6,266,370
--------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.3%                     8,294  Banta Corp.                                                  431,122
                                                     4,200  Consolidated Graphics, Inc. (a)                              218,904
                                                     1,850  Courier Corp.                                                 82,029
                                                     5,082  Martha Stewart Living Omnimedia, Inc. Class A (a)(e)          85,683
                                                     4,907  Playboy Enterprises, Inc. Class B (a)                         69,679
                                                    40,800  Primedia, Inc. (a)                                            84,456
                                                    28,700  The Reader's Digest Association, Inc. Class A                423,325
                                                    12,660  Scholastic Corp. (a)                                         338,782
                                                     5,100  Thomas Nelson, Inc.                                          149,175
                                                                                                                   -------------
                                                                                                                       1,883,155
--------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.1%                       22,029  Hollinger International, Inc. Class A                        184,603
                                                     4,300  Journal Communications, Inc. Class A                          53,320
                                                    11,333  Journal Register Co.                                         138,036
                                                     5,400  Media General, Inc. Class A                                  251,748
                                                                                                                   -------------
                                                                                                                         627,707
--------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.1%                       1,533  Beasley Broadcasting Group, Inc. Class A                      18,595
                                                    16,500  Citadel Broadcasting Corp.                                   182,985
                                                     7,400  Cox Radio, Inc. Class A (a)                                   99,308
                                                    19,300  Cumulus Media, Inc. Class A (a)                              217,318
                                                    13,300  Emmis Communications Corp. Class A (a)                       212,800
                                                    10,100  Entercom Communications Corp.                                281,992
                                                     1,400  Fisher Communications, Inc. (a)                               62,650
                                                    12,100  Gray Television, Inc.                                        101,640
                                                    11,000  Lin TV Corp. Class A (a)                                      99,000
                                                     4,800  Outdoor Channel Holdings, Inc. (a)                            48,912
                                                    27,500  Radio One, Inc. Class D (a)                                  205,150
                                                     9,471  Regent Communications, Inc. (a)                               43,661
                                                     4,533  Saga Communications, Inc. Class A (a)                         43,834
                                                     2,683  Salem Communications Corp. Class A (a)                        40,272
                                                    21,764  Sinclair Broadcast Group, Inc. Class A                       177,377
                                                    13,484  Spanish Broadcasting System, Inc. Class A (a)                 74,567
                                                     2,600  WPT Enterprises, Inc. (a)(e)                                  19,136

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     9,796  World Wrestling Entertainment, Inc.                    $     165,552
                                                     3,700  WorldSpace, Inc. Class A (a)(e)                               27,935
                                                                                                                   -------------
                                                                                                                       2,122,684
--------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                            3,600  Freightcar America, Inc.                                     228,960
                                                     3,700  Greenbrier Cos., Inc.                                        148,185
                                                    15,639  Westinghouse Air Brake Technologies Corp.                    509,831
                                                                                                                   -------------
                                                                                                                         886,976
--------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                    10,381  Florida East Coast Industries, Inc.                          559,536
                                                     8,475  Genesee & Wyoming, Inc. Class A (a)                          260,013
                                                    21,676  Kansas City Southern (a)                                     535,397
                                                     9,602  RailAmerica, Inc. (a)                                        102,357
                                                                                                                   -------------
                                                                                                                       1,457,303
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%                                   1,400  Avatar Holdings, Inc. (a)(e)                                  85,400
                                                     5,200  Bluegreen Corp. (a)                                           68,744
                                                     3,500  California Coastal Communities, Inc. (a)                     129,850
                                                     1,600  Consolidated-Tomoka Land Co.                                  99,408
                                                     4,800  HouseValues, Inc. (a)(e)                                      39,552
                                                     4,300  Newkirk Realty Trust, Inc.                                    77,787
                                                     7,600  Sunterra Corp. (a)                                           108,528
                                                     2,115  Tejon Ranch Co. (a)                                          103,360
                                                     9,300  Trammell Crow Co. (a)                                        331,638
                                                                                                                   -------------
                                                                                                                       1,044,267
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 5.3%        11,400  Aames Investment Corp.                                        64,752
                                                     9,601  Acadia Realty Trust                                          226,104
                                                     2,200  Affordable Residential Communities                            23,100
                                                     1,000  Agree Realty Corp.                                            32,100
                                                       567  Alexander's, Inc. (a)                                        163,863
                                                     6,756  Alexandria Real Estate Equities, Inc.                        644,049
                                                     5,950  American Campus Communities, Inc.                            154,165
                                                    15,287  American Home Mortgage Investment Corp.                      477,107
                                                    15,000  Anthracite Capital, Inc.                                     164,700
                                                    13,100  Anworth Mortgage Asset Corp.                                 102,966
                                                     5,400  Arbor Realty Trust, Inc.                                     145,746
                                                    20,400  Ashford Hospitality Trust, Inc.                              252,960
                                                     7,699  Bedford Property Investors Inc.                              207,334
                                                    12,850  BioMed Realty Trust, Inc.                                    380,874
                                                     8,400  Boykin Lodging Co. (a)                                        94,836
                                                    30,006  Brandywine Realty Trust                                      952,991
                                                     9,600  Capital Lease Funding, Inc.                                  106,464
                                                     2,400  Capital Trust, Inc.                                           74,688
                                                     3,600  Cedar Shopping Centers, Inc.                                  57,024
                                                     3,100  CentraCore Properties Trust                                   77,655
                                                    15,784  Colonial Properties Trust                                    791,252
                                                     4,300  Columbia Equity Trust, Inc.                                   75,594
                                                    14,475  Commercial Net Lease Realty                                  337,268
                                                    10,000  Corporate Office Properties Trust                            457,400
                                                    14,600  Cousins Properties, Inc.                                     488,078
                                                     7,600  Deerfield Triarc Capital Corp.                               102,524
                                                     9,800  DiamondRock Hospitality Co.                                  135,338
                                                     1,000  Digital Realty Trust, Inc.                                    28,170

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    15,800  ECC Capital Corp.                                      $      24,016
                                                     6,827  Eastgroup Properties Inc.                                    323,873
                                                     5,500  Education Realty Trust, Inc.                                  84,150
                                                     9,880  Entertainment Properties Trust                               414,762
                                                    14,840  Equity Inns, Inc.                                            240,408
                                                     5,694  Equity Lifestyle Properties, Inc.                            283,277
                                                     9,900  Equity One, Inc.                                             243,144
                                                    11,950  Extra Space Storage, Inc.                                    205,421
                                                    14,370  FelCor Lodging Trust, Inc.                                   303,207
                                                    21,200  Fieldstone Investment Corp.                                  250,160
                                                    15,500  First Industrial Realty Trust, Inc.                          661,695
                                                     3,900  First Potomac Realty Trust                                   110,175
                                                    11,190  GMH Communities Trust                                        130,252
                                                     4,700  Getty Realty Corp.                                           136,770
                                                    13,939  Glenborough Realty Trust, Inc.                               303,173
                                                    12,456  Glimcher Realty Trust                                        353,750
                                                     9,400  Government Properties Trust, Inc.                             89,676
                                                     2,750  Gramercy Capital Corp.                                        68,558
                                                     7,600  Heritage Property Investment Trust                           300,884
                                                     9,100  Hersha Hospitality Trust                                      89,089
                                                    10,100  Highland Hospitality Corp.                                   128,371
                                                    19,400  Highwoods Properties, Inc.                                   654,362
                                                    11,520  Home Properties, Inc.                                        588,672
                                                    12,100  HomeBanc Corp.                                               106,359
                                                    20,300  IMPAC Mortgage Holdings, Inc.                                195,692
                                                    23,000  Inland Real Estate Corp.                                     375,130
                                                    16,892  Innkeepers USA Trust                                         286,319
                                                    12,600  Investors Real Estate Trust                                  120,204
                                                     3,800  JER Investors Trust, Inc.                                     63,156
                                                    10,178  Kilroy Realty Corp.                                          786,352
                                                     4,340  Kite Realty Group Trust                                       69,223
                                                     4,700  LTC Properties, Inc.                                         109,322
                                                    12,220  LaSalle Hotel Properties                                     501,020
                                                    17,442  Lexington Corporate Properties Trust                         363,666
                                                    18,200  Luminent Mortgage Capital, Inc.                              147,602
                                                    24,100  MFA Mortgage Investments, Inc.                               153,035
                                                    11,500  Maguire Properties, Inc.                                     419,750
                                                     4,000  Medical Properties Trust, Inc.                                43,200
                                                    22,758  Meristar Hospitality Corp. (a)                               236,228
                                                     7,129  Mid-America Apartment Communities, Inc.                      390,313
                                                    12,850  MortgageIT Holdings, Inc.                                    139,166
                                                     6,329  National Health Investors, Inc.                              160,757
                                                       200  National Health Realty, Inc.                                   3,984
                                                    19,859  Nationwide Health Properties, Inc.                           426,969
                                                    14,700  Newcastle Investment Corp.                                   351,624
                                                     2,500  NorthStar Realty Finance Corp.                                27,375
                                                    10,900  Novastar Financial, Inc. (e)                                 364,496
                                                    14,400  Omega Healthcare Investors, Inc.                             201,888
                                                     4,400  One Liberty Properties, Inc.                                  87,252
                                                     1,700  Opteum, Inc.                                                  14,552
                                                     4,700  Origen Financial, Inc.                                        28,576

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     6,208  PS Business Parks, Inc.                                $     347,151
                                                     2,904  Parkway Properties, Inc.                                     126,847
                                                    10,732  Pennsylvania Real Estate Investment Trust                    472,208
                                                    14,386  Post Properties, Inc.                                        640,177
                                                     8,100  RAIT Investment Trust                                        228,744
                                                     6,800  Ramco-Gershenson Properties Trust                            205,836
                                                     5,395  Redwood Trust, Inc.                                          233,711
                                                     3,922  Saul Centers, Inc.                                           172,215
                                                    13,400  Saxon Capital Inc.                                           139,896
                                                    20,214  Senior Housing Properties Trust                              365,873
                                                     2,600  Sizeler Property Investors, Inc.                              38,376
                                                     4,204  Sovran Self Storage, Inc.                                    232,061
                                                    27,400  Spirit Finance Corp.                                         334,280
                                                    18,100  Strategic Hotel Capital, Inc.                                421,368
                                                     6,243  Sun Communities, Inc.                                        220,690
                                                     7,300  Sunstone Hotel Investors, Inc.                               211,481
                                                     8,922  Tanger Factory Outlet Centers, Inc.                          307,006
                                                     1,875  Tarragon Corp.                                                37,313
                                                    18,008  Taubman Centers, Inc.                                        750,393
                                                     6,063  The Town & Country Trust                                     246,097
                                                    18,300  Trustreet Properties, Inc.                                   277,977
                                                    11,570  U-Store-It Trust                                             233,136
                                                     4,127  Universal Health Realty Income Trust                         150,759
                                                     5,500  Urstadt Biddle Properties, Inc. Class A                       99,000
                                                    12,065  Washington Real Estate Investment Trust                      438,201
                                                     6,455  Winston Hotels, Inc.                                          73,393
                                                                                                                   -------------
                                                                                                                      25,984,346
--------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%                 5,643  Arctic Cat, Inc.                                             135,771
                                                     4,007  Coachmen Industries, Inc.                                     45,600
                                                    16,299  Fleetwood Enterprises, Inc. (a)                              182,060
                                                     2,075  Marine Products Corp.                                         22,804
                                                     8,124  Monaco Coach Corp.                                           108,862
                                                    10,684  Thor Industries, Inc.                                        570,098
                                                     8,890  Winnebago Industries, Inc.                                   269,723
                                                                                                                   -------------
                                                                                                                       1,334,918
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.3%         3,553  Electro Rent Corp. (a)                                        60,401
                                                    15,800  GATX Corp.                                                   652,382
                                                       900  Interpool, Inc.                                               18,180
                                                     1,800  Marlin Business Services, Inc. (a)                            39,780
                                                     4,410  McGrath RentCorp                                             132,565
                                                    23,300  United Rentals, Inc. (a)                                     803,850
                                                     4,400  Williams Scotsman International, Inc. (a)                    110,220
                                                                                                                   -------------
                                                                                                                       1,817,378
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.5%          10,793  Aaron Rents, Inc.                                            293,246
                                                     3,600  Amerco, Inc. (a)                                             356,292
                                                     7,595  Dollar Thrifty Automotive Group (a)                          344,813
                                                     7,278  Rent-Way, Inc. (a)                                            52,474
                                                    11,358  WESCO International, Inc. (a)                                772,458
                                                                                                                   -------------
                                                                                                                       1,819,283
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%                                   8,500  AFC Enterprises Inc.                                   $     118,150
                                                     3,100  BJ's Restaurants, Inc. (a)                                    83,700
                                                    13,880  Bob Evans Farms, Inc.                                        412,375
                                                     3,125  Buffalo Wild Wings, Inc. (a)                                 129,938
                                                     9,350  CEC Entertainment, Inc. (a)                                  314,347
                                                    16,400  CKE Restaurants, Inc.                                        285,360
                                                     8,400  California Pizza Kitchen, Inc. (a)                           272,580
                                                    24,700  Denny's Corp. (a)                                            117,078
                                                     8,150  Domino's Pizza, Inc.                                         232,682
                                                     5,848  IHOP Corp.                                                   280,353
                                                    12,918  Jack in the Box, Inc. (a)                                    561,933
                                                    16,500  Krispy Kreme Doughnuts, Inc. (a)(e)                          148,170
                                                     2,896  Landry's Restaurants, Inc.                                   102,316
                                                     6,954  Lone Star Steakhouse & Saloon, Inc.                          197,633
                                                     8,500  Luby's, Inc. (a)                                             106,165
                                                       400  McCormick & Schmick's Seafood Restaurants, Inc. (a)           10,188
                                                    11,084  O'Charleys, Inc. (a)                                         204,611
                                                     6,908  PF Chang's China Bistro, Inc. (a)                            340,495
                                                     9,096  Papa John's International, Inc. (a)                          298,440
                                                    11,577  Rare Hospitality International, Inc. (a)                     403,227
                                                     6,100  Red Robin Gourmet Burgers, Inc. (a)                          287,920
                                                    22,300  Ruby Tuesday, Inc.                                           715,384
                                                     7,000  Ruth's Chris Steak House, Inc. (a)                           166,670
                                                    13,800  Ryan's Restaurant Group, Inc. (a)                            200,100
                                                     6,428  The Steak n Shake Co. (a)                                    135,631
                                                    10,800  Texas Roadhouse, Inc. Class A (a)                            184,572
                                                    10,750  Triarc Cos.                                                  187,910
                                                                                                                   -------------
                                                                                                                       6,497,928
--------------------------------------------------------------------------------------------------------------------------------
Retail - 3.9%                                        1,600  1-800 Contacts, Inc. (a)                                      21,520
                                                    10,424  1-800-FLOWERS.COM, Inc. Class A (a)                           74,010
                                                    11,800  99 Cents Only Stores (a)                                     160,008
                                                     7,200  AC Moore Arts & Crafts, Inc. (a)                             132,480
                                                    19,150  Aeropostale, Inc. (a)                                        577,564
                                                     5,850  America's Car Mart, Inc. (a)                                 125,775
                                                     2,500  Asbury Automotive Group, Inc. (a)                             49,300
                                                     5,100  Big 5 Sporting Goods Corp.                                    99,858
                                                    36,100  Big Lots, Inc. (a)                                           503,956
                                                       846  Blair Corp.                                                   35,033
                                                    67,600  Blockbuster, Inc. Class A (e)                                268,372
                                                     5,900  Blue Nile, Inc. (a)(e)                                       207,621
                                                     3,400  The Bon-Ton Stores, Inc.                                     109,990
                                                     5,479  Brown Shoe Co., Inc.                                         287,538
                                                     1,349  The Buckle, Inc.                                              55,241
                                                     3,800  Build-A-Bear Workshop, Inc. (a)                              116,470
                                                     4,992  Burlington Coat Factory Warehouse Corp.                      226,886
                                                    17,934  CSK Auto Corp. (a)                                           248,745
                                                     6,200  Cabela's, Inc. Class A (a)(e)                                127,224
                                                     4,550  Cache, Inc. (a)                                               83,447
                                                    13,100  Casual Male Retail Group, Inc. (a)(e)                        127,594
                                                     8,895  The Cato Corp. Class A                                       212,235
                                                     7,600  Central Garden and Pet Co. (a)                               403,864

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     7,500  Charlotte Russe Holding, Inc. (a)                      $     160,500
                                                    37,240  Charming Shoppes, Inc. (a)                                   553,759
                                                     5,585  The Children's Place Retail Stores, Inc. (a)                 323,371
                                                    11,328  Christopher & Banks Corp.                                    262,923
                                                    16,117  Coldwater Creek, Inc. (a)                                    448,053
                                                       600  Conn's, Inc. (a)                                              20,496
                                                     9,176  Cost Plus, Inc. (a)                                          156,910
                                                       500  DEB Shops, Inc.                                               14,850
                                                     5,900  Design Within Reach, Inc. (a)                                 33,571
                                                     8,045  Dress Barn, Inc. (a)                                         385,758
                                                     7,109  dELiA*s, Inc. (a)                                             66,398
                                                    14,600  drugstore.com, Inc. (a)                                       45,114
                                                     3,800  FTD Group, Inc. (a)                                           36,822
                                                    14,235  Fred's, Inc.                                                 188,756
                                                     8,400  GSI Commerce, Inc. (a)                                       142,800
                                                    18,557  GameStop Corp. Class A (a)                                   874,777
                                                        16  Gander Mountain Co. (a)                                          151
                                                     6,438  Genesco, Inc. (a)                                            250,374
                                                     7,200  Global Imaging Systems, Inc. (a)                             273,456
                                                     5,032  Group 1 Automotive, Inc.                                     239,221
                                                     9,439  Guitar Center, Inc. (a)                                      450,240
                                                    11,858  Gymboree Corp. (a)                                           308,782
                                                    11,081  HOT Topic, Inc. (a)                                          160,674
                                                     4,361  Handleman Co.                                                 41,866
                                                    11,475  Hibbett Sporting Goods, Inc. (a)                             378,560
                                                    15,898  Insight Enterprises, Inc. (a)                                349,915
                                                     7,662  The J. Jill Group, Inc. (a)                                  183,198
                                                    10,205  Jo-Ann Stores, Inc. (a)                                      137,359
                                                     6,333  Jos. A. Bank Clothiers, Inc. (a)                             303,667
                                                     1,547  Lawson Products, Inc.                                         63,334
                                                     6,200  Lithia Motors, Inc. Class A                                  215,140
                                                     2,700  MarineMax, Inc. (a)                                           90,504
                                                     2,500  New York & Co. (a)                                            37,350
                                                     3,900  Overstock.com, Inc. (a)(e)                                   116,298
                                                    13,910  PEP Boys-Manny, Moe & Jack                                   210,180
                                                    23,400  Pacific Sunwear of California, Inc. (a)                      518,544
                                                     6,400  The Pantry, Inc. (a)                                         399,296
                                                    18,700  Payless Shoesource, Inc. (a)                                 428,043
                                                    18,800  Petco Animal Supplies, Inc. (a)                              443,116
                                                    30,899  Pier 1 Imports, Inc. (e)                                     358,737
                                                     6,916  Priceline.com, Inc. (a)                                      171,793
                                                     9,200  Restoration Hardware, Inc. (a)                                52,348
                                                     6,800  Retail Ventures, Inc. (a)                                     99,688
                                                     8,500  Rush Enterprises Inc. Class A (a)                            149,430
                                                     3,347  Russ Berrie & Co., Inc.                                       50,874
                                                     6,454  School Specialty, Inc. (a)                                   222,663
                                                       700  Sharper Image Corp. (a)                                        8,967
                                                     8,100  Sonic Automotive, Inc.                                       224,856
                                                     6,626  The Sports Authority, Inc. (a)                               244,499
                                                     7,800  Stage Stores, Inc.                                           232,050
                                                     7,303  Stamps.com, Inc. (a)                                         257,504

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     6,224  Stein Mart, Inc.                                       $     108,422
                                                     6,000  Talbots, Inc.                                                161,220
                                                     9,866  Too, Inc. (a)                                                338,897
                                                    11,400  Tractor Supply Co. (a)                                       756,276
                                                     7,230  Trans World Entertainment Corp. (a)                           40,271
                                                    10,290  Tuesday Morning Corp.                                        237,596
                                                     8,131  United Auto Group, Inc.                                      349,633
                                                    14,780  United Natural Foods, Inc. (a)                               516,857
                                                     7,556  ValueVision Media, Inc. Class A (a)                           96,566
                                                     1,400  Volcom Inc. (a)                                               49,742
                                                    12,400  The Wet Seal, Inc. Class A (a)                                82,460
                                                     2,600  Wilsons The Leather Experts Inc. (a)                          10,140
                                                    15,000  Zale Corp. (a)                                               420,450
                                                     1,700  Zumiez, Inc. (a)                                             103,870
                                                                                                                   -------------
                                                                                                                      18,914,666
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.4%                                6,237  Anchor Bancorp Wisconsin, Inc.                               189,043
                                                    10,750  BFC Financial Corp. (a)                                       70,412
                                                    15,838  Bank Mutual Corp.                                            187,522
                                                    18,642  BankAtlantic Bancorp, Inc. Class A                           268,258
                                                    12,473  BankUnited Financial Corp. Class A                           337,270
                                                     2,300  Berkshire Hills Bancorp, Inc.                                 80,362
                                                     1,800  Beverly Hills Bancorp, Inc.                                   19,080
                                                    21,287  Brookline Bancorp, Inc.                                      329,736
                                                       500  Charter Financial Corp.                                       19,030
                                                     4,402  Coastal Financial Corp.                                       60,792
                                                    15,026  Commercial Capital Bancorp, Inc.                             211,265
                                                     9,549  Dime Community Bancshares, Inc.                              137,219
                                                     8,922  Fidelity Bankshares, Inc.                                    300,047
                                                     1,120  First Defiance Financial Corp.                                29,501
                                                     3,826  First Financial Holdings, Inc.                               121,284
                                                     6,900  First Indiana Corp.                                          192,510
                                                    40,653  First Niagara Financial Group, Inc.                          595,973
                                                     2,800  First Place Financial Corp.                                   69,440
                                                     8,850  First Republic Bank                                          334,707
                                                     6,500  FirstFed Financial Corp. (a)                                 388,765
                                                     7,850  Flagstar Bancorp, Inc.                                       118,535
                                                    10,575  Flushing Financial Corp.                                     184,639
                                                     2,878  Great Southern Bancorp, Inc.                                  83,117
                                                     8,417  Harbor Florida Bancshares, Inc.                              318,752
                                                     2,800  Horizon Financial Corp.                                       71,568
                                                     1,750  IBERIABANK Corp.                                              98,998
                                                     2,600  ITLA Capital Corp.                                           125,372
                                                     7,500  KNBT Bancorp, Inc.                                           122,625
                                                     6,000  Kearny Financial Corp.                                        82,380
                                                     9,160  MAF Bancorp, Inc.                                            400,933
                                                       300  NASB Financial, Inc.                                          10,200
                                                    16,511  Netbank, Inc.                                                119,540
                                                    36,300  NewAlliance Bancshares, Inc.                                 523,809
                                                     4,267  Northwest Bancorp, Inc.                                      105,651
                                                     2,596  OceanFirst Financial Corp.                                    63,602
                                                     9,565  Ocwen Financial Corp. (a)                                     97,754

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     6,511  PFF Bancorp, Inc.                                      $     219,486
                                                    18,828  Partners Trust Financial Group, Inc.                         224,430
                                                     2,600  Pennfed Financial Services, Inc.                              49,842
                                                     1,350  Provident Financial Holdings, Inc.                            44,010
                                                    26,958  Provident Financial Services, Inc.                           487,940
                                                     9,589  Provident New York Bancorp                                   124,369
                                                     3,900  Rockville Financial, Inc. (a)                                 55,887
                                                     2,300  Sound Federal Bancorp, Inc.                                   47,357
                                                    13,153  Sterling Financial Corp.                                     381,437
                                                     6,300  TierOne Corp.                                                213,885
                                                     7,461  United Community Financial Corp.                              90,427
                                                    31,133  W Holding Co., Inc.                                          245,017
                                                       400  Westfield Financial, Inc.                                      9,880
                                                                                                                   -------------
                                                                                                                       8,663,658
--------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%             15,135  Newport Corp. (a)                                            285,446
                                                    10,335  Varian, Inc. (a)                                             425,595
                                                                                                                   -------------
                                                                                                                         711,041
--------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.6%               2,700  BKF Capital Group, Inc.                                       35,100
                                                    12,645  CharterMac                                                   256,694
                                                       900  GFI Group, Inc. (a)                                           46,719
                                                     4,900  Gladstone Investment Corp.                                    73,990
                                                     7,100  IntercontinentalExchange, Inc. (a)                           490,255
                                                    12,500  Investment Technology Group, Inc. (a)                        622,500
                                                    38,800  Knight Capital Group, Inc. Class A (a)                       540,484
                                                    19,700  LaBranche & Co., Inc. (a)(e)                                 311,457
                                                     9,500  MarketAxess Holdings, Inc. (a)                               114,285
                                                     7,161  NCO Group, Inc. (a)                                          170,074
                                                     8,500  optionsXpress Holdings, Inc.                                 247,180
                                                     4,304  SWS Group, Inc.                                              112,550
                                                       200  ZipRealty, Inc. (a)                                            1,756
                                                                                                                   -------------
                                                                                                                       3,023,044
--------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.6%                          3,763  4Kids Entertainment, Inc. (a)                                 64,686
                                                    11,270  ABM Industries, Inc.                                         216,046
                                                     5,305  AMN Healthcare Services, Inc. (a)                             99,310
                                                     5,461  Administaff, Inc.                                            296,860
                                                     7,300  The Advisory Board Co. (a)                                   407,121
                                                     4,500  Ambassadors Group, Inc.                                      114,300
                                                     2,800  Angelica Corp.                                                57,456
                                                    11,600  Autobytel, Inc. (a)                                           55,912
                                                    16,853  CBIZ, Inc. (a)                                               134,824
                                                     3,601  CDI Corp.                                                    103,601
                                                     4,800  CRA International, Inc. (a)                                  236,448
                                                     8,278  Casella Waste Systems, Inc. (a)                              117,630
                                                     2,800  Central Parking Corp.                                         44,800
                                                     7,172  Chemed Corp.                                                 425,586
                                                     4,300  Clark, Inc.                                                   50,783
                                                     5,750  CoStar Group, Inc. (a)                                       298,368
                                                     8,300  Cogent, Inc. (a)                                             152,222
                                                     8,592  Coinstar, Inc. (a)                                           222,619
                                                    11,694  Corrections Corp. of America (a)                             528,569
                                                     8,300  Cross Country Healthcare, Inc. (a)                           160,688

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    11,300  DiamondCluster International, Inc. Class A (a)         $     120,910
                                                     3,200  Escala Group, Inc. (a)(e)                                     83,808
                                                     2,302  Exponent, Inc. (a)                                            72,858
                                                    11,441  FTI Consulting, Inc. (a)                                     326,412
                                                     4,300  First Advantage Corp. Class A (a)                            103,974
                                                     3,681  Forrester Research, Inc. (a)                                  82,160
                                                     5,777  G&K Services, Inc. Class A                                   245,753
                                                     2,700  The Geo Group, Inc. (a)                                       90,018
                                                    10,500  Gevity HR, Inc.                                              256,830
                                                    14,100  Harris Interactive, Inc. (a)                                  79,242
                                                     6,758  Heidrick & Struggles International, Inc. (a)                 245,180
                                                     9,900  Hudson Highland Group, Inc. (a)                              187,506
                                                    32,600  IKON Office Solutions, Inc.                                  464,550
                                                    10,500  Jackson Hewitt Tax Service, Inc.                             331,590
                                                     5,268  Kelly Services, Inc. Class A                                 143,132
                                                       200  Kenexa Corp. (a)                                               6,150
                                                     7,000  Kforce, Inc. (a)                                              89,250
                                                    10,068  Korn/Ferry International (a)                                 205,287
                                                    16,522  Labor Ready, Inc. (a)                                        395,702
                                                     4,904  MAXIMUS, Inc.                                                176,446
                                                    30,505  MPS Group, Inc. (a)                                          466,727
                                                     5,242  Midas, Inc. (a)                                              114,643
                                                     2,700  Monro Muffler, Inc.                                          100,278
                                                    13,923  Navigant Consulting, Inc. (a)                                297,256
                                                     3,517  Netratings, Inc. (a)                                          46,600
                                                     8,600  Nutri/System, Inc. (a)(e)                                    408,672
                                                    14,364  PHH Corp. (a)                                                383,519
                                                     8,039  Pegasus Solutions, Inc. (a)                                   75,647
                                                     3,460  Pre-Paid Legal Services, Inc.                                122,761
                                                     4,200  The Providence Service Corp. (a)                             136,584
                                                    16,200  Regis Corp.                                                  558,576
                                                    16,232  Resources Connection, Inc. (a)                               404,339
                                                     8,702  Rollins, Inc.                                                176,128
                                                     4,300  Sirva, Inc. (a)                                               36,679
                                                    12,600  Source Interlink Cos., Inc. (a)                              143,640
                                                    20,729  Spherion Corp. (a)                                           215,582
                                                     4,340  Startek, Inc.                                                102,250
                                                    11,389  TeleTech Holdings, Inc. (a)                                  126,532
                                                    19,731  Tetra Tech, Inc. (a)                                         376,665
                                                       700  Travelzoo, Inc. (a)(e)                                        13,706
                                                     2,600  Unifirst Corp.                                                86,372
                                                     2,400  Vertrue, Inc. (a)                                            100,320
                                                     5,300  Viad Corp.                                                   181,684
                                                     1,659  Volt Information Sciences, Inc. (a)                           50,699
                                                    14,618  Waste Connections, Inc. (a)                                  581,943
                                                    12,300  Waste Services, Inc. (a)                                      38,745
                                                    11,815  Watson Wyatt Worldwide, Inc.                                 384,933
                                                    13,013  Wireless Facilities, Inc. (a)                                 52,312
                                                     7,000  World Fuel Services Corp.                                    283,080
                                                                                                                   -------------
                                                                                                                      13,561,459
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.1%                                      6,000  Gulfmark Offshore, Inc. (a)                            $     166,800
                                                     4,300  Horizon  Lines, Inc. Class A                                  55,728
                                                     6,430  Kirby Corp. (a)                                              437,947
                                                     2,400  Maritrans, Inc.                                               58,632
                                                                                                                   -------------
                                                                                                                         719,107
--------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                         3,600  DSW, Inc. Class A (a)                                        112,752
                                                     4,400  Deckers Outdoor Corp. (a)(e)                                 178,376
                                                    14,366  The Finish Line, Inc. Class A                                236,321
                                                     6,396  K-Swiss, Inc. Class A                                        192,775
                                                     4,992  Kenneth Cole Productions, Inc. Class A                       138,278
                                                     3,500  Shoe Carnival, Inc. (a)                                       87,430
                                                     6,055  Skechers U.S.A., Inc. Class A (a)                            150,951
                                                     6,112  Steven Madden Ltd.                                           216,976
                                                    12,035  Stride Rite Corp.                                            174,267
                                                       300  Weyco Group, Inc.                                              6,750
                                                    17,408  Wolverine World Wide, Inc.                                   385,239
                                                                                                                   -------------
                                                                                                                       1,880,115
--------------------------------------------------------------------------------------------------------------------------------
Steel - 0.8%                                        35,427  AK Steel Holding Corp. (a)                                   531,405
                                                     7,126  Carpenter Technology Corp.                                   673,549
                                                     6,145  Chaparral Steel Co. (a)                                      398,933
                                                     6,634  Gibraltar Industries, Inc.                                   195,438
                                                    12,500  Oregon Steel Mills, Inc. (a)                                 639,625
                                                     8,350  Schnitzer Steel Industries, Inc. Class A                     357,798
                                                    14,197  Steel Dynamics, Inc.                                         805,396
                                                     5,500  Steel Technologies, Inc.                                     133,650
                                                     5,100  Wheeling-Pittsburgh Corp. (a)                                 93,636
                                                    22,700  Worthington Industries, Inc.                                 455,362
                                                                                                                   -------------
                                                                                                                       4,284,792
--------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                              5,418  Wellman, Inc.                                                 34,458
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.7%                  5,500  Applied Signal Technology, Inc.                              109,065
                                                    29,500  Arris Group, Inc. (a)                                        405,920
                                                     6,285  Audiovox Corp. Class A (a)                                    75,043
                                                    11,361  Belden CDT, Inc.                                             309,360
                                                    20,434  C-COR, Inc. (a)                                              178,593
                                                    18,700  Interdigital Communications Corp. (a)                        458,524
                                                     7,300  Mastec, Inc. (a)                                             103,441
                                                    17,299  Plantronics, Inc.                                            612,904
                                                    33,900  Polycom, Inc. (a)                                            734,952
                                                    31,577  Powerwave Technologies, Inc. (a)                             425,974
                                                       200  Preformed Line Products Co.                                    6,784
                                                    25,950  SBA Communications Corp. Class A (a)                         607,490
                                                     9,780  Spectralink Corp.                                            122,739
                                                    18,900  Symmetricom, Inc. (a)                                        161,595
                                                    21,276  Terayon Corp. (a)                                             38,935
                                                                                                                   -------------
                                                                                                                       4,351,319
--------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                              6,800  DHB Industries, Inc. (a)                                      32,504
                                                     4,800  Dixie Group, Inc. (a)                                         71,808
                                                    19,900  Innovo Group, Inc. (a)                                        14,328
                                                    13,021  Interface, Inc. Class A (a)                                  179,820
                                                                                                                   -------------
                                                                                                                         298,460
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%                5,200  Carter's, Inc. (a)                                     $     350,948
                                                     2,400  Cherokee, Inc.                                                96,648
                                                     5,485  Guess?, Inc. (a)                                             214,518
                                                     4,400  Hartmarx Corp. (a)                                            39,204
                                                    11,082  Kellwood Co.                                                 347,864
                                                     4,000  Maidenform Brands, Inc. (a)                                   44,040
                                                     5,842  Oxford Industries, Inc.                                      298,701
                                                     4,300  Perry Ellis International, Inc. (a)                           97,309
                                                     9,954  Phillips-Van Heusen Corp.                                    380,342
                                                    12,317  Russell Corp.                                                169,975
                                                     4,600  Under Armour, Inc. Class A (a)(e)                            149,040
                                                    12,500  The Warnaco Group, Inc. (a)                                  300,000
                                                                                                                   -------------
                                                                                                                       2,488,589
--------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                3,174  Bandag, Inc.                                                 132,895
                                                    16,700  Cooper Tire & Rubber Co.                                     239,478
                                                     2,600  Titan International, Inc.                                     44,876
                                                                                                                   -------------
                                                                                                                         417,249
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                      30,955  Alliance One International, Inc.                             150,441
                                                     5,220  Schweitzer-Mauduit International, Inc.                       125,280
                                                    11,000  Star Scientific, Inc. (a)(e)                                  34,430
                                                     9,656  Universal Corp.                                              355,051
                                                    11,113  Vector Group Ltd.                                            211,814
                                                                                                                   -------------
                                                                                                                         877,016
--------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                          9,530  Jakks Pacific, Inc. (a)                                      254,832
                                                     7,100  Leapfrog Enterprises, Inc. (a)(e)                             75,402
                                                                                                                   -------------
                                                                                                                         330,234
--------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                  1,500  Dynamex, Inc. (a)                                             28,980
                                                     6,500  HUB Group, Inc. Class A (a)                                  296,270
                                                    13,200  Odyssey Marine Exploration, Inc. (a)                          48,444
                                                    10,100  Pacer International, Inc.                                    330,068
                                                     6,781  SCS Transportation, Inc. (a)                                 197,395
                                                     6,400  US Xpress Enterprises, Inc. Class A (a)                      124,608
                                                                                                                   -------------
                                                                                                                       1,025,765
--------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                      9,641  Arkansas Best Corp.                                          377,156
                                                     4,400  Covenant Transport, Inc. Class A (a)                          64,240
                                                    10,932  Forward Air Corp.                                            407,654
                                                     1,900  Frozen Food Express Industries (a)                            19,855
                                                    14,380  Heartland Express, Inc.                                      313,340
                                                    15,562  Knight Transportation, Inc.                                  307,350
                                                     1,850  Marten Transport Ltd. (a)                                     33,467
                                                     9,825  Old Dominion Freight Line Inc. (a)                           264,784
                                                     1,100  PAM Transportation Services (a)                               27,115
                                                     2,800  USA Truck, Inc. (a)                                           68,936
                                                     1,600  Universal Truckload Services, Inc. (a)                        40,080
                                                    19,700  Werner Enterprises, Inc.                                     361,889
                                                                                                                   -------------
                                                                                                                       2,285,866
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                  27,300  Mediacom Communications Corp. Class A (a)                    156,975
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%                         8,566  Allete, Inc.                                                 399,176
                                                    16,875  Avista Corp.                                                 348,469
                                                     8,300  Black Hills Corp.                                            282,200

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                     4,589  CH Energy Group, Inc.                                  $     220,272
                                                     3,803  Central Vermont Public Service Corp.                          80,662
                                                    19,267  Cleco Corp.                                               430,232.00
                                                    28,700  Duquesne Light Holdings, Inc.                                473,550
                                                    16,508  El Paso Electric Co. (a)                                     314,312
                                                    11,368  The Empire District Electric Co.                             252,597
                                                    15,700  IDACORP, Inc.                                                510,564
                                                     4,000  ITC Holdings Corp.                                           105,000
                                                     5,145  MGE Energy, Inc.                                             170,711
                                                    11,900  NorthWestern Corp.                                           370,566
                                                     7,786  Otter Tail Corp.                                             223,380
                                                     4,100  Pike Electric Corp. (a)                                       86,141
                                                    57,877  Sierra Pacific Resources (a)                                 799,281
                                                     4,200  UIL Holdings Corp.                                           219,870
                                                    10,983  Unisource Energy Corp.                                       334,982
                                                                                                                   -------------
                                                                                                                       5,621,965
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.7%                   5,322  Cascade Natural Gas Corp.                                    104,843
                                                     2,600  EnergySouth, Inc.                                             82,706
                                                     5,848  The Laclede Group, Inc.                                      201,288
                                                     7,774  New Jersey Resources Corp.                                   351,774
                                                    15,800  Nicor, Inc. (e)                                              625,048
                                                     9,499  Northwest Natural Gas Co.                                    337,120
                                                    14,000  Peoples Energy Corp. (e)                                     498,960
                                                     8,632  South Jersey Industries, Inc.                                235,395
                                                    12,790  Southwest Gas Corp.                                          357,481
                                                    17,800  WGL Holdings, Inc.                                           541,476
                                                                                                                   -------------
                                                                                                                       3,336,091
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                     13,831  Transmontaigne, Inc. (a)                                     135,682
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                    120,500  Aquila, Inc. (a)                                             480,795
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.0%                 1,900  Alaska Communications Systems Group, Inc.                     23,047
                                                     5,155  CT Communications, Inc.                                       70,056
                                                     4,426  Centennial Communications Corp.                               32,443
                                                    88,300  Cincinnati Bell, Inc. (a)                                    399,116
                                                     6,633  Commonwealth Telephone Enterprises, Inc.                     228,507
                                                     9,600  Consolidated Communications Holdings, Inc.                   156,192
                                                    39,900  Dobson Communications Corp. Class A (a)                      319,599
                                                    10,400  FairPoint Communications, Inc.                               143,728
                                                    15,339  General Communication Inc. Class A (a)                       185,448
                                                    11,600  GlobeTel Communications Corp. (a)(e)                          28,884
                                                     5,292  Golden Telecom, Inc. (f)                                     159,025
                                                    18,900  IDT Corp. Class B (a)                                        209,223
                                                     5,300  Intrado, Inc. (a)                                            137,694
                                                    11,300  Iowa Telecommunications Services, Inc.                       215,604
                                                   253,300  Level 3 Communications, Inc. (a)(e)                        1,312,094
                                                     9,800  NeuStar, Inc. Class A (a)                                    303,800
                                                     4,121  North Pittsburgh Systems, Inc.                                96,184
                                                    20,000  Premiere Global Services, Inc. (a)                           161,000
                                                     9,989  Price Communications Corp. (a)                               176,705
                                                     5,800  RCN Corp. (a)                                                150,220
                                                     1,500  Shenandoah Telecom Co.                                        67,485
                                                     4,100  SureWest Communications                                       98,892

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                              Value
--------------------------------------------------------------------------------------------------------------------------------
                                                    10,933  Talk America Holdings, Inc. (a)                        $      93,258
                                                    17,100  Time Warner Telecom, Inc. Class A (a)                        306,945
                                                     7,420  USA Mobility, Inc.                                           211,322
                                                    27,500  Ubiquitel, Inc. (a)                                          277,750
                                                    15,000  Valor Communications Group, Inc. (e)                         197,400
                                                                                                                   -------------
                                                                                                                       5,761,621
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.0%                              4,485  American States Water Co.                                    167,560
                                                     4,696  California Water Service Group                               211,555
                                                     2,289  Connecticut Water Service, Inc.                               60,017
                                                     3,182  Middlesex Water Co.                                           60,267
                                                     3,748  SJW Corp.                                                    100,634
                                                     2,983  Southwest Water Co.                                           47,549
                                                                                                                   -------------
                                                                                                                         647,582
--------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%               6,050  Central European Distribution Corp. (a)                      232,622
--------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                  14,775  Brightpoint, Inc. (a)                                        458,912
                                                     2,800  Earle M. Jorgensen Holding Company, Inc. (a)                  42,420
                                                    13,600  LKQ Corp. (a)                                                283,016
                                                     7,800  Prestige Brands Holdings, Inc. (a)                            94,926
                                                     9,569  United Stationers, Inc. (a)                                  508,114
                                                                                                                   -------------
                                                                                                                       1,387,388
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost - $303,519,086) - 79.3%        430,513,070
--------------------------------------------------------------------------------------------------------------------------------

                                                            Exchange-Traded Funds
--------------------------------------------------------------------------------------------------------------------------------
                                                   169,590  iShares Russell 2000 Index Fund (e)                       12,871,881
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Exchange-Traded Funds
                                                            (Cost - $12,341,064) - 2.4%                               12,871,881
--------------------------------------------------------------------------------------------------------------------------------

                                                            Mutual Funds
--------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%               4,400  Gladstone Capital Corp. (e)                                   94,820
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost - $92,876) - 0.0%                    94,820
--------------------------------------------------------------------------------------------------------------------------------

                                                            Other Interests (b)
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                            500  PetroCorp Incorporated (Escrow Shares)                             0
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Other Interests (Cost - $0) - 0.0%                           0
--------------------------------------------------------------------------------------------------------------------------------

                                                Beneficial
                                                  Interest  Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                                              $ 93,955,667  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                            Series I, 4.56% (c)(g)                                    93,955,667
                                                33,159,696  Merrill Lynch Liquidity Series, LLC Money Market
                                                            Series, 4.75% (c)(d)(g)                                   33,159,696
--------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $127,115,363) - 23.4%                            127,115,363
--------------------------------------------------------------------------------------------------------------------------------
      Total Investments (Cost - $443,068,389*) - 105.1%                                                              570,595,134

      Liabilities in Excess of Other Assets - (5.1%)                                                                 (27,785,403)
                                                                                                                   -------------
      Net Assets - 100.0%                                                                                          $ 542,809,731
                                                                                                                   =============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31,2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 446,800,033
                                                                  =============
      Gross unrealized appreciation                               $ 142,298,251
      Gross unrealized depreciation                                 (18,503,150)
                                                                  -------------
      Net unrealized appreciation                                 $ 123,795,101
                                                                  =============

Master Small Cap Index Series
Schedule of Investments as of March 31, 2006

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                        $ 93,313,992          $ 503,983
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                        $ 19,694,641          $  89,221
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration          Face        Unrealized
      Contracts       Issue             Date             Value      Appreciation
      --------------------------------------------------------------------------
                   Russell 2000
         257       Index Series       June 2006      $94,438,662    $  4,737,639
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: May 22, 2006